Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Trading Symbol	TGH
Entity Registrant Name	TEXTAINER GROUP HOLDINGS LTD
Entity Central Index Key	0001413159
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	55,754,529

Consolidated Statements Of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues:
Lease rental income	$ 383,989	$ 327,627	$ 235,827
Management fees	26,169	29,324	29,137
Trading container sales proceeds	42,099	34,214	11,291
Gains on sale of containers, net	34,837	31,631	27,624
Total revenues	487,094	422,796	303,879
Operating expenses:
Direct container expense	25,173	18,307	25,542
Cost of trading containers sold	36,810	29,456	9,046
Depreciation expense	104,844	83,177	58,972
Amortization expense	5,020	6,110	6,544
General and administrative expense	23,015	23,495	21,670
Short-term incentive compensation expense	5,310	4,921	4,805
Long-term incentive compensation expense	6,950	5,950	5,318
Bad debt expense, net	1,525	3,007	145
Gain on sale of containers to noncontrolling interest		(19,773)
Total operating expenses	208,647	154,650	132,042
Income from operations	278,447	268,146	171,837
Other income (expense):
Interest expense	(72,886)	(44,891)	(18,151)
Interest income	146	32	27
Realized losses on interest rate swaps and caps, net	(10,163)	(10,824)	(9,844)
Unrealized gains (losses) on interest rate swaps and caps, net	5,527	(3,849)	(4,021)
Bargain purchase gain	9,441
Other, net	44	(115)	(1,591)
Net other expense	(67,891)	(59,647)	(33,580)
Income before income tax and noncontrolling interests	210,556	208,499	138,257
Income tax expense	(5,493)	(4,481)	(4,493)
Net income	205,063	204,018	133,764
Less: Net loss (income) attributable to the noncontrolling interests	1,887	(14,412)	(13,733)
Net income attributable to Textainer Group Holdings Limited common shareholders	206,950	189,606	120,031
Net income attributable to Textainer Group Holdings Limited common shareholders per share:
Basic	$ 4.04	$ 3.88	$ 2.5
Diluted	$ 3.96	$ 3.8	$ 2.43
Weighted average shares outstanding (in thousands):
Basic	51,277	48,859	48,108
Diluted	52,231	49,839	49,307
Comprehensive income:
Foreign currency translation adjustments	142	24	59
Comprehensive loss (income) attributable to the noncontrolling interest	1,887	(14,412)	(13,733)
Comprehensive income attributable to Textainer Group Holdings Limited common shareholders	$ 207,092	$ 189,630	$ 120,090

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 100,127	$ 74,816
Accounts receivable, net of allowance for doubtful accounts of $8,025 and $7,840 at 2012 and 2011, respectively	94,102	86,428
Net investment in direct financing and sales-type leases	43,253	25,075
Trading containers	7,296	12,970
Containers held for sale	15,717	7,832
Prepaid expenses	14,006	10,243
Deferred taxes	2,332	2,443
Due from affiliates, net	4,377
Total current assets	281,210	219,807
Restricted cash	54,945	45,858
Containers, net of accumulated depreciation of $490,930 and $377,731 at 2012 and 2011, respectively	2,916,673	1,903,855
Net investment in direct financing and sales-type leases	173,634	85,121
Fixed assets, net of accumulated depreciation of $9,189 and $9,027 at 2012 and 2011, respectively	1,621	1,717
Intangible assets, net of accumulated amortization of $26,963 and $33,340 at 2012 and 2011, respectively	33,383	46,675
Other assets	14,614	7,171
Total assets	3,476,080	2,310,204
Current liabilities:
Accounts payable	4,451	2,616
Accrued expenses	14,329	18,491
Container contracts payable	87,708	25,510
Deferred revenue and other	1,681	6,245
Due to owners, net	13,218	15,812
Secured debt facility		41,035
Bonds payable	131,500	91,500
Total current liabilities	252,887	201,209
Revolving credit facilities	549,911	133,047
Secured debt facility	874,000	779,383
Bonds payable	706,291	464,226
Deferred revenue and other	3,210	1,136
Interest rate swaps and caps	10,819	16,110
Income tax payable	27,580	22,729
Deferred taxes	5,249	7,438
Total liabilities	2,429,947	1,625,278
Textainer Group Holdings Limited shareholders' equity:
Common shares, $0.01 par value. Authorized 140,000,000 shares; issued and outstanding 55,754,529 and 48,951,114 at 2012 and 2011, respectively	558	490
Additional paid-in capital	354,448	154,460
Accumulated other comprehensive income (loss)	114	(28)
Retained earnings	652,383	528,906
Total Textainer Group Holdings Limited shareholders' equity	1,007,503	683,828
Noncontrolling interests	38,630	1,098
Total equity	1,046,133	684,926
Total liabilities and equity	$ 3,476,080	$ 2,310,204

Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts receivable, allowance for doubtful accounts	$ 8,025	$ 7,840
Containers, accumulated depreciation	490,930	377,731
Fixed assets, accumulated depreciation	9,189	9,027
Intangible assets, accumulated amortization	$ 26,963	$ 33,340
Common shares, par value	$ 0.01	$ 0.01
Common shares, Authorized	140,000,000	140,000,000
Common shares, issued	55,754,529	48,951,114
Common shares, outstanding	55,754,529	48,951,114

Consolidated Statements Of Shareholders' Equity (USD $) In Thousands, except Share data, unless otherwise specified	Total	Common shares	Additional Paid-in Capital	Accumulated other comprehensive income (loss)	Retained earnings	Noncontrolling interest
Beginning Balances at Dec. 31, 2009	$ 573,265	$ 478	$ 170,497	$ (111)	$ 329,449	$ 72,952
Beginning Balances (in shares) at Dec. 31, 2009		47,760,771
Dividends to shareholders ($1.63, $1.28 and $0.99 per common share in 2012, 2011 and 2010)	(47,631)				(47,631)
Restricted share units vested (in shares)		193,241
Restricted share units vested		2	(2)
Exercise of share options (in shares)	364,046	364,046
Exercise of share options	5,033	3	5,030
Long-term incentive compensation expense	5,457		5,457
Tax benefit from share options exercised and restricted share units vested	620		620
Comprehensive income:
Net income attributable to Textainer Group Holdings Limited common shareholders	120,031				120,031
Net income (loss) attributable to noncontrolling interest	13,733					13,733
Foreign currency translation adjustments	59			59
Total comprehensive income	133,823
Ending Balances at Dec. 31, 2010	670,567	483	181,602	(52)	401,849	86,685
Ending Balances (in shares) at Dec. 31, 2010		48,318,058
Dividends to shareholders ($1.63, $1.28 and $0.99 per common share in 2012, 2011 and 2010)	(62,549)				(62,549)
Restricted share units vested (in shares)		274,172
Restricted share units vested		3	(3)
Exercise of share options (in shares)	358,884	358,884
Exercise of share options	6,065	4	6,061
Long-term incentive compensation expense	6,177		6,177
Tax benefit from share options exercised and restricted share units vested	3,633		3,633
Capital restructuring	(144,832)		(43,010)			(101,822)
Capital contributions from noncontrolling interest	1,823					1,823
Comprehensive income:
Net income attributable to Textainer Group Holdings Limited common shareholders	189,606				189,606
Net income (loss) attributable to noncontrolling interest	14,412					14,412
Foreign currency translation adjustments	24			24
Total comprehensive income	204,042
Ending Balances at Dec. 31, 2011	684,926	490	154,460	(28)	528,906	1,098
Ending Balances (in shares) at Dec. 31, 2011		48,951,114
Dividends to shareholders ($1.63, $1.28 and $0.99 per common share in 2012, 2011 and 2010)	(83,473)				(83,473)
Restricted share units vested (in shares)		376,315
Restricted share units vested		4	(4)
Exercise of share options (in shares)	302,100	302,100
Exercise of share options	4,669	3	4,666
Issuance of common shares in public offering, net of offering costs (in shares)		6,125,000
Issuance of common shares in public offering, net of offering costs	184,839	61	184,778
Long-term incentive compensation expense	7,968		7,968
Tax benefit from share options exercised and restricted share units vested	2,580		2,580
Capital contributions from noncontrolling interest	12,007					12,007
Acquisition of TAP Funding Ltd.	27,412					27,412
Comprehensive income:
Net income attributable to Textainer Group Holdings Limited common shareholders	206,950				206,950
Net income (loss) attributable to noncontrolling interest	(1,887)					(1,887)
Foreign currency translation adjustments	142			142
Total comprehensive income	205,205
Ending Balances at Dec. 31, 2012	$ 1,046,133	$ 558	$ 354,448	$ 114	$ 652,383	$ 38,630
Ending Balances (in shares) at Dec. 31, 2012		55,754,529

Consolidated Statements Of Shareholders' Equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Dividends to shareholders, per common share	$ 1.63	$ 1.28	$ 0.99

Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Cash flows from operating activities:
Net income	$ 205,063		$ 204,018		$ 133,764
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation expense	104,844		83,177		58,972
Bad debt expense, net	1,525		3,007		145
Unrealized (gains) losses on interest rate swaps and caps, net	(5,527)		3,849		4,021
Amortization of debt issuance costs	11,700		8,101		4,399
Amortization of intangible assets	5,020		6,110		6,544
Amortization of acquired net (below) above-market leases	(33)	[1]	(411)	[1]	26	[1]
Amortization of deferred revenue	(6,026)		(9,181)		(7,082)
Amortization of unearned income on direct financing and sales-type leases	(11,828)		(9,055)		(7,853)
Gains on sale of containers, net	(34,837)		(31,631)		(27,624)
Bargain purchase gain	(9,441)
Gain on sale of containers to noncontrolling interest			(19,773)
Share-based compensation expense	7,968		6,177		5,457
Decrease (increase) in:
Accounts receivable, net	(4,226)		(25,924)		(8,828)
Trading containers, net	5,674		(12,566)		867
Prepaid expenses and other current assets	218		(7,046)		(2,140)
Due from affiliates, net	(3,564)				126
Other assets	2,219		4,736		(1,561)
Increase (decrease) in:
Accounts payable	1,631		(3,680)		(2,782)
Accrued expenses	(4,850)		6,503		2,868
Deferred revenue	(316)		6,713		(2,311)
Due to owners, net	(1,460)		(1,733)		3,404
Long-term income tax payable	4,851		1,908		2,165
Deferred taxes, net	(2,078)		46		1,306
Total adjustments	61,464		9,327		30,119
Net cash provided by operating activities	266,527		213,345		163,883
Cash flows from investing activities:
Purchase of containers and fixed assets	(1,087,489)		(823,694)		(402,286)
Payment for TAP Funding Ltd.	(20,532)
Payment for Textainer Marine Containers Ltd. capital restructuring, net of cash acquired			(11,783)
Proceeds from sale of containers and fixed assets	91,324		75,311		58,166
Receipt of principal payments on direct financing and sales-type leases	42,410		35,042		41,156
Net cash used in investing activities	(974,287)		(725,124)		(302,964)
Cash flows from financing activities:
Proceeds from revolving credit facilities	435,720		202,100		152,000
Principal payments on revolving credit facilities	(127,327)		(173,053)		(127,000)
Proceeds from secured debt facility	907,000		627,000		327,000
Principal payments on secured debt facility	(853,697)		(364,803)		(98,500)
Proceeds from bonds payable	400,000		400,000
Principal payments on bonds payable	(118,168)		(71,500)		(51,500)
Increase in restricted cash	(7,173)		(30,824)		(8,448)
Debt issuance costs	(24,048)		(8,402)		(11,670)
Issuance of common shares upon exercise of share options	4,669		6,065		5,033
Issuance of common shares in public offering, net of offering costs	184,839
Excess tax benefit from share-based compensation awards	2,580		3,633
Capital contributions from noncontrolling interest	12,007		1,823
Dividends paid	(83,473)		(62,549)		(47,631)
Net cash provided by financing activities	732,929		529,490		139,284
Effect of exchange rate changes	142		24		59
Net increase in cash and cash equivalents	25,311		17,735		262
Cash and cash equivalents, beginning of the year	74,816		57,081		56,819
Cash and cash equivalents, end of the year	100,127		74,816		57,081
Cash paid during the year for:
Interest and realized losses on interest rate swaps and caps, net	70,392		46,287		23,061
Net income taxes paid	820		391		649
Supplemental disclosures of noncash investing activities:
(Decrease) increase in accrued container purchases	62,198		(73,221)		85,591
Containers placed in direct financing and sales-type leases	149,115		47,672		23,590
Intangible assets relinquished for container purchases	8,305		7,748
Contribution of nonmonetary assets for Textainer Marine Containers Ltd. capital restructuring:
Net investment in direct financing and sales-type leases			8,896
Containers, net			$ 124,153

[1]	Represents a step acquisition adjustment related to TL's purchase of 3,000 additional Class A shares of TMCL on November 1, 2007. The adjustment was recorded to increase the balance of lease contracts to an amount that equaled the fair market value of the lease contracts on the date of the acquisition.

Nature of Business and Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Nature of Business and Summary of Significant Accounting Policies
(1)	Nature of Business and Summary of Significant Accounting Policies

(a)	Nature of Operations

Textainer Group Holdings Limited (“TGH”) is incorporated in Bermuda. TGH is the holding company of a group of corporations, Textainer Group Holdings Limited and subsidiaries (the Company), involved in the purchase, management, leasing and resale of a fleet of marine cargo containers. The Company manages and provides administrative support to the affiliated and unaffiliated owners (the “Owners”) of the containers and structures and manages container leasing investment programs.

The Company conducts its business activities in three main areas: Container Ownership, Container Management and Container Resale. These activities are described below (also see Note 13 “Segment Information”).

TGH completed an underwritten public offering of an aggregate of 8,625,000 of its common shares at a price to the public of $31.50 per share on September 19, 2012. Of the common shares sold, TGH sold 6,125,000 new common shares and Halco Holdings Inc. (“Halco”) sold 2,500,000 of its existing common shares. TGH received $184,839 and Halco received $75,424 after deducting underwriting discounts and other offering expenses. Halco’s total ownership and voting interest in TGH’s common shares before and after the offering was 60% and 49%, respectively. The Company intends to use all of its net proceeds from the offering for capital expenditures and general corporate purposes.

Container Ownership

The Company’s containers consist primarily of standard dry freight containers, but also include special-purpose containers. These containers are financed through retained earnings, revolving credit facilities and secured debt facilities provided by banks, bonds payable to investors and a public offering of TGH’s common shares. Expenses related to lease rental income include direct container expenses, depreciation expense and interest expense.

Container Management

The Company manages, on a worldwide basis, a fleet of containers for and on behalf of the Owners.

All rental operations are conducted worldwide in the name of the Company who, as agent for the Owners, acquires and sells containers, enters into leasing agreements and depot service agreements, bills and collects lease rentals from the lessees, disburses funds to depots for container handling, and remits net amounts, less management fees and commissions, to the Owners. Revenues, customer accounts receivable, fixed assets, depreciation and other operating expenses, and vendor payables arising from direct container operations of the managed portion of the Owners’ fleet have been excluded from the Company’s financial statements.

Management fees are typically a percentage of net operating income of each Owner’s fleet and consist of fees earned by the Company for services related to management of the containers, sales commissions and net acquisition fees earned on the acquisition of containers. Expenses related to the provision of management services include general and administrative expense, short-term and long-term incentive compensation expense and amortization expense.

Container Resale

The Company buys and subsequently resells used containers (trading containers) from third parties. Container sales revenue represents the proceeds on the sale of containers purchased for resale. Cost of containers sold represents only the cost of equipment purchased for resale that were sold as well as the related selling costs. The Company earns sales commissions related to the sale of the containers that it manages.

(b)	Principles of Consolidation and Variable Interest Entity

The consolidated financial statements of the Company include TGH and all its subsidiaries. All material intercompany balances have been eliminated in consolidation.

On December 20, 2012, the Company’s wholly owned subsidiary, Textainer Limited (“TL”), purchased 50.1% of the outstanding common shares of TAP Funding Ltd. (“TAP Funding”) (a Bermuda company) from TAP Ltd. (“TAP”) (also see Note 2 “Bargain Purchase Gain”). Both before and after this purchase, TAP Funding leases containers to lessees under operating and direct financing and sales-type leases. TAP is governed by members and management agreements and the Company’s wholly owned subsidiary, Textainer Equipment Management Limited (“TEML”), manages all of TAP Funding’s containers, making day-to-day decisions regarding the marketing, servicing and design of TAP Funding’s leases. TL’s purchase of a majority ownership of TAP Funding’s common shares allowed the Company to increase the size of its owned fleet at an attractive price. Under TAP Funding’s members agreement, TL owns 50.1% and TAP owns 49.9% of the common shares of TAP Funding. As common shareholders, TL has two voting rights and TAP has one voting right of TAP Funding, with the exception of certain matters such as bankruptcy proceedings, the incurrence of debt and mergers and consolidations, which require unanimity. TL also has two seats and TAP has one seat on TAP Funding’s board of directors. In addition, TL has an option to purchase the remaining outstanding common shares of TAP Funding held by TAP during the period beginning January 1, 2019 and through December 1, 2020 for a purchase price equal to the equity carrying value of TAP plus 6% of TAP’s percentage ownership interest in TAP Funding minus the sum of any and all U.S. federal, state and local taxes of any nature that would be recognized by TL if TAP were liquidated by TL immediately after TL purchased its shares.

Subsequent to TL’s purchase of a majority ownership of TAP Funding’s common shares, the Company includes TAP Funding’s financial statements in its consolidated financial statements. TAP Funding’s profits and losses are allocated to TL and TAP on the same basis as their ownership percentages. The equity owned by TAP in TAP Funding is shown as a noncontrolling interest on the Company’s consolidated balance sheets and the net income (loss) attributable to the noncontrolling interests’ operations is shown as net income (loss) attributable to noncontrolling interests on the Company’s consolidated statements of comprehensive income.

On August 5, 2011, a joint venture, TW Container Leasing, Ltd. (“TW”) (a Bermuda company), was formed between TL, and Wells Fargo Container Corp. (“WFC”). The purpose of TW is to lease containers to lessees under direct financing leases. TW is governed by members, credit and management agreements. Under the members agreement, TL owns 25% and WFC owns 75% of the common shares and related voting rights of TW. TL also has two seats and WFC has six seats on TW’s board of directors, with each seat having equal voting rights, provided, however, that the approval of at least one TL-appointed director is required for any action of the board of directors. Under a credit agreement, dated as of August 5, 2011, with certain lenders and Wells Fargo Securities, LLC (“WFS”), as administrative agent for the lenders, TW maintains a revolving credit facility with an aggregate commitment of up to $250,000 for the origination of direct financing leases to finance up to 85% of the book value of TW’s net investment in direct financing leases (see Note 12 “Revolving Credit Facilities, Bonds Payable and Secured Debt Facilities, and Derivative Instruments”). Both WFC and WFS are directly and indirectly wholly owned subsidiaries of Wells Fargo and Company. The remaining cost of originating direct financing leases will be provided in the form of capital contributions from TL and WFC, split 25% and 75%, respectively. Under the management agreement, TEML manages all of TW’s containers, making day-to-day decisions regarding the marketing, servicing and design of TW’s direct financing leases.

Based on the combined design and provisions of TW’s members, credit and management agreements, the Company has determined that TW is a variable interest entity (“VIE”) and that the Company is the primary beneficiary of TW by its equity ownership in the entity and by virtue of its role as manager of the vehicle. An entity is the primary beneficiary of a VIE if it meets both of the following criteria:

•	The power to direct the activities of a VIE that most significantly impact the VIE’s economic performance; and

•	The obligation to absorb losses of the VIE or the right to receive benefits from the VIE that could be potentially significant to the VIE.

Accordingly, the Company includes TW’s financial statements in its consolidated financial statements. TW’s profits and losses are allocated to TL and WFC on the same basis as their ownership percentages. The equity owned by WFC in TW is shown as a noncontrolling interest on the Company’s consolidated balance sheets and the net income (loss) attributable to the noncontrolling interests’ operations is shown as net income (loss) attributable to noncontrolling interests on the Company’s consolidated statements of comprehensive income.

The majority of the container equipment included in the accompanying consolidated financial statements is owned by Textainer Marine Containers Limited (“TMCL”) in which the Company held a 100.0% economic ownership as of December 31, 2012 and 2011 (see Note 3 “Gain on Sale of Containers to Noncontrolling Interest”).

(c)	Cash and Cash Equivalents and Restricted Cash

Cash and cash equivalents are comprised of interest-bearing deposits or money market securities with original maturities of three months or less. The Company maintains cash and cash equivalents and restricted cash (see Note 14 “Commitments and Contingencies—Restricted Cash”) with various financial institutions. These financial institutions are located in the United States, Canada, Bermuda, Singapore, the United Kingdom and Malaysia. A significant portion of the Company’s cash and cash equivalents and restricted cash is maintained with a small number of banks and, accordingly, the Company is exposed to the credit risk of these counterparties in respect of the Company’s cash and cash equivalents and restricted cash. Furthermore, the deposits maintained at some of these financial institutions exceed the amount of insurance provided on the deposits. Restricted cash is excluded from cash and cash equivalents and is included in long-term assets.

(d)	Intangible Assets

Intangible assets, consisting primarily of exclusive rights to manage container fleets, are amortized over the expected life of the contracts based on forecasted income to the Company. The contract terms range from 11 to 13 years. The Company reviews its intangible assets for impairment if events and circumstances indicate that the carrying amount of the intangible assets may not be recoverable. The Company compares the carrying value of the intangible assets to expected future undiscounted cash flows for the purpose of assessing the recoverability of the recorded amounts. If the carrying amount exceeds expected undiscounted cash flows, the intangible assets shall be reduced to their fair value.

(e)	Lease Rental Income

Leasing income arises principally from the renting of containers owned by the Company to various international shipping lines. Revenue is recorded when earned according to the terms of the container rental contracts. These contracts are typically for terms of five years or less and are generally classified as operating leases.

Under long-term lease agreements, containers are usually leased from the Company for periods of three to five years. Such leases are generally cancelable with a penalty at the end of each 12-month period. Under master lease agreements, the lessee is not committed to leasing a minimum number of containers from the Company during the lease term and may generally return the containers to the Company at any time, subject to certain restrictions in the lease agreement. Under long-term lease and master lease agreements, revenue is earned and recognized evenly over the period that the equipment is on lease. Under direct financing and sales-type leases, the containers are usually leased from the Company for the remainder of the container’s useful life with a bargain purchase option at the end of the lease term. Revenue is earned and recognized on direct financing leases over the lease terms so as to produce a constant periodic rate of return on the net investment in the leases. Under sales-type leases, a gain or loss is recognized at the inception of the leases by subtracting the book value of the containers from the estimated fair value of the containers and the remaining revenue is earned and recognized over the lease terms so as to produce a constant periodic rate of return on the net investment in the leases.

With the exception of certain purchase leasebacks (see Note 5 “Purchase-leaseback Transactions”), container leases generally do not include step-rent provisions or lease concessions, nor do they depend on indices or rates.

The following is a schedule, by year, of future minimum lease payments receivable under the long-term leases as of December 31, 2012:

Year ending December 31:
2013	$246,094
2014	206,674
2015	180,663
2016	126,180
2017 and thereafter	93,763

Total future minimum lease payments receivable	$853,374

The Company maintains allowances for doubtful accounts for estimated losses resulting from the inability of its lessees to make required payments. These allowances are based on management’s current assessment of the financial condition of the Company’s lessees and their ability to make their required payments. If the financial condition of the Company’s lessees were to deteriorate, resulting in an impairment of their ability to make payments, additional allowances may be required.

(f)	Direct Container Expense

Direct container expense represents the operating costs arising from the containers owned by the Company and includes storage, handling, maintenance, Damage Protection Plan (“DPP”) repair, agent and insurance expense.

(g)	Containers Held for Resale

The Company, through one or more of its subsidiaries, buys trading containers for resale, which are valued at the lower of cost or market value. The cost of trading containers sold is specifically identified.

(h)	Foreign Currencies

A functional currency is determined for each of the entities within the Company based on the currency of the primary economic environment in which the entity operates. The Company’s functional currency, excluding its foreign subsidiaries, is the U.S. dollar. Assets and liabilities denominated in a currency other than the entity’s functional currency are re-measured into its functional currency at the balance sheet date with a gain or loss recognized in current year net income. Foreign currency exchange gains and losses that arise from exchange rate changes on transactions denominated in a foreign currency are recognized in net income as incurred. Foreign currency exchange losses, reported in direct container expense in the consolidated statements of comprehensive income were $177, $31 and $434 for the years ended December 31, 2012, 2011 and 2010, respectively. For consolidation purposes, the financial statements are then translated into U.S. dollars using the current exchange rate for the assets and liabilities and a weighted average exchange rate for the revenues and expenses recorded during the year with any translation adjustment shown as an element of accumulated other comprehensive income (loss).

(i)	Containers and Fixed Assets

Capitalized container costs include the container cost payable to the manufacturer and the associated transportation costs incurred in moving the containers from the manufacturer to the containers’ first destined port. Containers purchased new are depreciated using the straight-line method over their estimated useful lives of 12 years to an estimated dollar residual value. Containers purchased used are depreciated based upon their remaining useful lives at the date of acquisition to an estimated dollar residual value. The Company evaluates the estimated residual values and remaining estimated useful lives on an ongoing basis. The Company has experienced a significant increase in container resale prices over the last few years as a result of an industry-wide shortage of older containers available for sale and the increased cost of new containers. Based on this extended period of higher realized container resale prices and the Company’s expectation that new equipment prices will remain near current levels, the Company increased the estimated future residual values of its containers used in the calculation of depreciation expense during the second half of 2011. The effect of this change was a reduction in depreciation expense of $9,522 ($9,279 after tax or $0.19 per diluted share) for the year ended December 31, 2011. No such adjustment of residual values was necessary for the year ended December 31, 2012 and the newest residual values were used for the year ended December 31, 2012. Depreciation expense may fluctuate in future periods based on fluctuations in these estimates.

Fixed assets are recorded at cost and depreciated on a straight-line basis over the estimated useful lives of the assets, ranging from three to seven years.

The Company reviews its containers and fixed assets for impairment whenever events or circumstances indicate that the carrying amount may not be recoverable. The Company compares the carrying value of the containers to expected future undiscounted cash flows for the purpose of assessing the recoverability of the recorded amounts. If the carrying value exceeds expected future undiscounted cash flows, the assets are reduced to fair value. In addition, containers identified as being available for sale are valued at the lower of carrying value or fair value, less costs to sell.

The Company has evaluated the recoverability of the recorded amount of container rental equipment at December 31, 2012 and 2011. During the year ended December 31, 2012, no reduction in the carrying values of containers held for continued use was required. During the year ended December 31, 2011, the Company recorded an impairment of $1,213 which is included in depreciation expense in the consolidated statement of income, to write-down the carrying values of 554 containers held for continued use that were determined to be unrecoverable from a lessee.

During the years ended December 31, 2012, 2011 and 2010, the Company recorded impairments of $759, $1,222 and $1,602, which are included in depreciation expense in the consolidated statements of comprehensive income, to write-down the carrying value of 1,771, 1,268 and 4,244 containers identified for sale, respectively, to their estimated fair value. The fair value was estimated based on recent gross sales proceeds for sales of similar containers. When containers are retired or otherwise disposed of, the cost and related accumulated depreciation are removed from the accounts and any resulting gain or loss is recognized. At December 31, 2012 and 2011, the carrying value of 652 and 324 containers identified for sale included impairment charges of $234 and $134, respectively. The carrying value of these containers identified for sale amounted to $890 and $173 as of December 31, 2012 and 2011, respectively, and is included in containers held for sale in the consolidated balance sheets.

During the years ended December 31, 2012, 2011 and 2010, the Company recorded the following net gains on sales of containers, included in gains on sale of containers, net in the consolidated statements of comprehensive income:

	2012		2011		2010
	Units	Amount	Units	Amount	Units	Amount
Gains on sale of previously written down containers, net	1,441	$971	1,540	$2,464	6,767	$3,337
Gains on sale of containers not written down, net	45,621	33,866	34,101	29,167	30,724	24,287

Gains on sales of containers, net	47,062	$34,837	35,641	$31,631	37,491	$27,624

If other containers are subsequently identified as available for sale, the Company may incur additional write-downs or may incur losses on the sale of these containers if they are sold. The Company will continue to evaluate the recoverability of recorded amounts of containers and a write-down of certain containers held for continued use and/or an increase in its depreciation rate may be required in future periods for some or all containers.

(j)	Income Taxes

The Company uses the asset and liability method to account for income taxes. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in the tax rates is recognized in income in the period that includes the enactment date. A valuation allowance is recorded when the realization of a deferred tax asset is unlikely.

The Company also accounts for income tax positions by recognizing the effect on income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in the recognition or measurement are reflected in the period in which the change in judgment occurs. If there are findings in future regulatory examinations of the Company’s tax returns, those findings may result in additional income tax expense.

The Company records interest and penalties related to unrecognized tax benefits in income tax expense.

(k)	Maintenance and Repair Expense and Damage Protection Plan

The Company’s leases generally require the lessee to pay for any damage to the container beyond normal wear and tear at the end of the lease term. The Company offers a DPP to certain lessees of its containers. Under the terms of the DPP, the Company charges lessees an additional amount primarily on a daily basis and the lessees are no longer obligated for certain future repair costs for containers subject to the DPP. It is the Company’s policy to recognize these revenues as earned on a daily basis over the related term of its lease. The Company has not recognized revenue and related expense for customers who are billed at the end of the lease term under the DPP or for other lessees who do not participate in the DPP. Based on past history, there is uncertainty as to collectability of these amounts from lessees who are billed at the end of the lease term because the amounts due under the DPP are typically re-negotiated at the end of the lease term or the lease term is extended. The Company uses the direct expense method of accounting for maintenance and repairs.

(l)	Debt Issuance Costs

The Company capitalizes costs directly associated with the issuance or modification of its debt in prepaid expenses and other assets in the consolidated balance sheets. Debt issuance costs are amortized using the interest rate method over the terms of the related debt and the amortization is recorded in the consolidated statements of comprehensive income as interest expense. In 2012 and 2011, debt issuance costs of $24,048 and $8,402, respectively, were capitalized and in 2012, 2011 and 2010 amortization of debt issuance costs of $11,700, $8,101 and $4,399, respectively, were recorded in interest expense. When the Company’s debt is modified or terminated, any unamortized debt issuance costs related to a decrease in borrowing capacity under any of the Company’s lenders is immediately written-off and recorded in interest expense. In 2012, interest expense included a $1,463 write-off of unamortized debt issuance costs related to the termination of TMCL’s secured debt facility. No unamortized debt issuance costs were written off in 2011 and 2010.

(m)	Concentrations

Although substantially all of the Company’s income from operations is derived from assets employed in foreign countries, virtually all of this income is denominated in U.S. dollars. The Company does pay some of its expenses in various foreign currencies. During 2012, 2011 and 2010, $9,073 or 36%, $6,614 or 36% and $8,796 or 34%, respectively, of the Company’s direct container expenses were paid in 18 different foreign currencies. The Company does not hedge these container expenses as there are no significant payments made in any one foreign currency.

The Company’s customers are international shipping lines, which transport goods on international trade routes. Once the containers are on-hire with a lessee, the Company does not track their location. The domicile of the lessee is not indicative of where the lessee is transporting the containers. The Company’s business risk in its foreign concentrations lies with the creditworthiness of the lessees rather than the geographic location of the containers or the domicile of the lessees. Except for one major lessee which accounted for 11.7%, 12.3% and 10.8% of the Company’s lease rental income during 2012, 2011 and 2010, respectively, no other single lessees accounted for greater than 10% of the Company’s lease rental income for each of those years. One single lessee accounted for 11.9% and 20.6% of the Company’s accounts receivable, net as of December 31, 2012 and 2011.

Total fleet lease rental income differs from reported lease rental income in that total fleet lease rental income comprises revenue earned from leases on containers in the Company’s total fleet, including revenue earned by the Owners from leases on containers in its managed fleet, while the Company’s reported lease rental income only comprises income associated with its owned fleet. The Company’s largest customer (Customer A) represented approximately $71.2 million or 12.0%, $68.4 million or 12.4% and $52.7 million or 11.1% of the Company’s total fleet 2012, 2011 and 2010 leasing billings, respectively. The Company had another customer (Customer B) that represented $61.5 million or 10.4% of the Company’s total fleet’s 2012 lease billings. The Company had no other customer that individually accounted for over 10% of the lease billings of the Company’s total fleet in 2012, 2011 and 2010. The Company currently has containers on-hire to approximately 400 customers. The Company’s customers are mainly international shipping lines, but the Company also leases containers to freight forwarding companies and the U.S. military. The Company’s five largest customers accounted for approximately 37.2%, 34.8% and 32.3% of the Company’s 2012, 2011 and 2010 total fleet leasing billings, respectively. During 2012, 2011 and 2010, revenue from the Company’s 25 largest container lessees by lease billings represented 77.3%, 74.6% and 76.7% of the Company’s total fleet container lease billings, respectively. A default by any of these major customers could have a material adverse impact on the Company’s business, results from operations and financial condition.

As of December 31, 2012 and 2011, approximately 95.3% and 95.8%, respectively, of the Company’ accounts receivable for its total fleet were from container lessees and customers outside of the U.S. As of both December 31, 2012 and 2011, approximately 99.7% of the Company’s finance lease receivables for its total fleet were from container lessees and customers outside of the U.S. Except for the countries outside of the U.S. noted in the table below, customers in no other single countries made up greater than 10% of the Company’s total fleet container lease billings during 2012, 2011 and 2010.

Country	2012	2011	2010
People’s Republic of China	24.1%	22.0%	20.6%
France	12.2%	12.6%	11.4%

(n)	Fair Value of Financial Instruments

The Company calculates the fair value of financial instruments and includes this additional information in the notes to the consolidated financial statements when the fair value is different from the book value of those financial instruments. The Company’s financial instruments include cash and cash equivalents, restricted cash, accounts receivable and payable, net investment in direct financing and sales-type leases, due from affiliates, net, container contracts payable, due to owners, net, debt and interest rate swaps and caps. At December 31, 2012 and 2011, the fair value of the Company’s financial instruments approximates the related book value of such instruments except that, the fair value of net investment in direct financing and sales-type leases (including the short-term balance) was approximately $204,899 and $106,948 at December 31, 2012 and 2011, respectively, compared to book values of $216,887 and $110,196 at December 31, 2012 and 2011, respectively, and the fair value of long-term debt (including current maturities) based on the borrowing rates available to the Company was approximately $2,283,193 and $1,483,150 at December 31, 2012 and 2011, respectively, compared to book values of $2,261,702 and $1,509,191 at December 31, 2012 and 2011, respectively.

(o)	Derivative Instruments

The Company has entered into various interest rate swap and cap agreements to mitigate its exposure associated with its variable rate debt. The swap agreements involve payments by the Company to counterparties at fixed rates in return for receipts based upon variable rates indexed to the London Inter Bank Offered Rate (“LIBOR”). The differentials between the fixed and variable rate payments under these agreements are recognized in realized losses on interest rate swaps and caps, net in the consolidated statement of income.

As of the balance sheet dates, none of the derivative instruments is designated by the Company for hedge accounting. The fair value of the derivative instruments is measured at each balance sheet date and the change in fair value is recorded in the consolidated statements of comprehensive income as unrealized gains (losses) on interest rate swaps and caps, net.

(p)	Share Options and Restricted Share Units

The Company estimates the fair value of all employee share options awarded under its 2007 Share Incentive Plan (the “2007 Plan”) on the grant date using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as expense over the requisite service periods in the Company’s consolidated statements of comprehensive income.

The Company uses the Black-Scholes-Merton (“Black-Scholes”) option-pricing model to determine the estimated fair value for employee share option awards. Compensation expense for employee share awards is recognized on a straight-line basis over the vesting period of the award. Share-based compensation expense of $7,968, $6,177 and $5,457 was recorded as a part of long-term incentive compensation during 2012, 2011 and 2010 for share options and restricted share units awarded to employees under the 2007 Plan.

(q)	Comprehensive Income (Loss)

The Company discloses the effect of its foreign currency translation adjustment as a component of other comprehensive income (loss).

(r)	Estimates

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. The Company’s management evaluates its estimates on an ongoing basis, including those related to the container rental equipment, intangible assets, accounts receivable, income taxes, and accruals.

These estimates are based on historical experience and on various other assumptions that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments regarding the carrying values of assets and liabilities. Actual results could differ from those estimates under different assumptions or conditions.

(s)	Net income per share

Basic net income per share is computed by dividing net income by the weighted average number of shares outstanding during the period. Diluted net income per share reflects the potential dilution that could occur if all outstanding share options were exercised or converted into common shares. During 2012, 2011 and 2010, 343,146, 173,635 and 18,286 share options were excluded, respectively from the computation of diluted earnings per share because they were anti-dilutive under the treasury stock method. A reconciliation of the numerator and denominator of basic earnings per share (“EPS”) with that of diluted EPS during 2012, 2011 and 2010 is presented as follows:

Share amounts in thousands	2012	2011	2010
Numerator
Net income attributable to Textainer Group Holdings Limited common shareholders—basic and diluted EPS	$206,950	$189,606	$120,031
Denominator
Weighted average common shares outstanding—basic	51,277	48,859	48,108
Dilutive share options and restricted share units	954	980	1,199

Weighted average common shares outstanding—diluted	$52,231	$49,839	$49,307

Net income attributable to Textainer Group Holdings Limited common shareholders per common share
Basic	$4.04	$3.88	$2.50
Diluted	$3.96	$3.80	$2.43

(t)	Fair value measurements

The Company utilizes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The following is a brief description of those levels:

•	Level 1: Observable inputs such as quoted prices (unadjusted) in active markets for identical assets or liabilities.

•

Level 2: Inputs other than quoted prices which are observable for the asset or liability, either directly or indirectly. These include quoted prices for similar assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active.

•	Level 3: Unobservable inputs that reflect the reporting entity’s own assumptions.

The Company uses the exchange price notion, which is the price in an orderly transaction between market participants to sell an asset or transfer a liability in the market in which the reporting entity would transact for the asset or liability, that is, the principal or most advantageous market for the asset or liability. The transaction to sell the asset or transfer the liability is a hypothetical transaction at the measurement date, considered from the perspective of a market participant that holds the asset or owes the liability. Therefore, the definition focuses on the price that would be received to sell the asset or paid to transfer the liability (an exit price), not the price that would be paid to acquire the asset or received to assume the liability (an entry price).

The following table summarizes the Company’s assets and liabilities measured at fair value on a recurring basis as of December 31, 2012 and 2011:

	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	(Level 1)	(Level 2)	(Level 3)
December 31, 2012
Assets
Interest rate swaps and caps	$—	$—	$—

Total	$—	$—	$—

Liabilities
Interest rate swaps and caps	$—	$10,819	$—

Total	$—	$10,819	$—

December 31, 2011
Assets
Interest rate swaps and caps	$—	$—	$—

Total	$—	$—	$—

Liabilities
Interest rate swaps and caps	$—	$16,110	$—

Total	$—	$16,110	$—

The following table summarizes the Company’s assets measured at fair value on a non-recurring basis as of December 31, 2012 and 2011:

	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs	Years Ended December 31, 2012 and 2011
	(Level 1)	(Level 2)	(Level 3)	Total Impairments (2)
December 31, 2012
Assets
Containers held for sale (1)	$—	$890	$—	$759

Total	$—	$890	$—	$759

December 31, 2011
Assets
Containers held for sale (1)	$—	$173	$—	$1,222

Total	$—	$173	$—	$1,222

(1)	Represents the carrying value of containers included in containers held for sale in the consolidated balance sheets that have been impaired to write down the value of the containers to their estimated fair value less cost to sell.

(2)	Included in depreciation expense in the accompanying consolidated statements of income.

When the Company is required to write down the cost basis of its containers identified for sale to fair value less cost to sell, the Company measures the fair value of its containers identified for sale under a Level 2 input. The Company relies on its recent sales prices for identical or similar assets in markets, by geography, that are active. The Company records impairments to write down the value of containers identified for sale to their estimated fair value less cost to sell.

The Company measures the fair value of its $1,060,837 notional amount of interest rate swaps and caps under a Level 2 input. The valuation also reflects the credit standing of the Company and the counterparties to the interest rate swaps and caps. The valuation technique utilized by the Company to calculate the fair value of the interest rate swaps and caps was the income approach. This approach represents the present value of future cash flows based upon current market expectations. The Company’s interest rate swap agreements had a net fair value liability of $10,819 and $16,110 as of December 31, 2012 and 2011, respectively. The credit valuation adjustment (which was a reduction in the liability) was determined to be $47 and $134 as of December 31, 2012 and 2011, respectively. The change in fair value during 2012, 2011 and 2010 of $5,527, $(3,849) and $(4,021), respectively, was recorded in the consolidated statement of income as unrealized gains (losses) on interest rate swaps and caps, net.

(u)	Recently Issued Accounting Standards

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2011-04 Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS (“ASU 2011-04”), which amends current guidance to achieve common fair value measurement and disclosure requirements in U.S. GAAP and International Financial Reporting Standards. The amendments generally represent clarification of FASB Accounting Standards Codification Topic 820, but also include instances where a particular principle or requirement for measuring fair value or disclosing information about fair value measurements has changed. The amendments were effective for interim and annual reporting periods beginning after December 15, 2011. Accordingly, the Company adopted ASU 2011-04 on January 1, 2012, which had no effect on the Company’s consolidated financial position, results of operations or cash flows.

In June 2011, the FASB issued ASU 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income (“ASU 2011-05”), which provides new guidance on the presentation of comprehensive income in financial statements. Entities are required to present total comprehensive income either in a single, continuous statement of comprehensive income or in two separate, but consecutive, statements. Under the single-statement approach, entities must include the components of net income, a total for net income, the components of other comprehensive income and a total for comprehensive income. Under the two-statement approach, entities must report an income statement and, immediately following, a statement of other comprehensive income. Under either method, entities must display adjustments to items reclassified from other comprehensive income to net income in both net income and other comprehensive income. ASU 2011-05 was effective for interim and annual reporting periods beginning after December 15, 2011, with early adoption permitted. Accordingly, the Company adopted ASU 2011-04 on January 1, 2012, which had no effect on the Company’s consolidated financial position, results of operations or cash flows.

Bargain Purchase Gain	12 Months Ended
Dec. 31, 2012
Bargain Purchase Gain
(2)	Bargain Purchase Gain

On December 20, 2012, TL purchased 501 common shares of TAP Funding from TAP for cash consideration of $20,532 and reduced management fees with a fair value of $3,852. The common shares acquired by TL represented 50.1% of TAP Funding’s total outstanding 1,000 common shares held by TAP before the acquisition. TL’s purchase of a majority controlling ownership interest in TAP Funding’s common shares allowed the Company to increase the size of its owned fleet at an attractive price. In accordance with the FASB’s Accounting Standards Codification Topic 805Business Combinations, (“ASC 805”), the Company accounted for this transaction as a business combination. ASC 805 requires that a gain be recorded when the fair value of the net assets acquired is greater than the fair value of the consideration transferred. Because the fair value of TAP Funding’s net assets exceeded the purchase consideration, a bargain purchase gain was recorded in 2012 as follows:

Containers, net	$161,038
Net investment in direct financing and sales-type leases	4,120
Revolving credit facility	(108,471)
Other net assets	3,607

Net assets	$60,294

Net assets acquired by TL (1)	$33,825
Cash consideration	(20,532)
Reduced management fees	(3,852)

Bargain purchase gain	$9,441

(1)	In accordance with ASC 805, the control acquired by TL was calculated as TL’s ownership interest in TAP Funding’s common shares of 50.1% plus a control premium determined to be 12% of the noncontrolling interest in TAP Funding’s common shares of 49.9%.

The fair value of reduced management fee was recorded as a part of deferred revenue on the consolidated balance sheets and other and will be amortized to management fees and eliminated entirely by net income attributable to the noncontrolling interest from the acquisition date (December 20, 2012) through January 1, 2019, the beginning of the period in which TL has an option to purchase TAP Funding under TAP Funding’s members agreement.

Net income (loss) attributable to TAP Funding’s operations from December 20, 2012 through December 31, 2012 of $102 was included in the Company’s consolidated financial statements with the equity owned by TAP of $51, or 49.9%, recorded in net income attributable to noncontrolling interest.

Gain on Sale of Containers to Noncontrolling Interest	12 Months Ended
Dec. 31, 2012
Gain on Sale of Containers to Noncontrolling Interest
(3)	Gain on Sale of Containers to Noncontrolling Interest

On June 30, 2011, TMCL completed a capital restructuring, whereby TL became the sole owner of TMCL. Immediately before the capital restructuring, TL held an 82.49% economic ownership in TMCL and TCG Fund I, L.P. (“TCG”) held the remaining 17.51% economic ownership. TL’s total ownership and voting interest in TMCL’s Class A common shares before and after the capital restructuring was 75% and 100%, respectively.

On June 30, 2011, TL purchased 1,500 (or 12.5%) Class A common shares of TMCL from TCG for cash consideration of $71,089. The Company accounted for this transaction as a reduction in the related noncontrolling interest and additional paid-in capital. To complete the capital restructuring, TMCL contributed 12.5% of its containers, net and investment in direct financing and sales-type leases to TCG and TCG paid $67,303 of principal on TMCL’s secured debt facility (equal to 12.5% of the balance of TMCL’s secured debt facility and bonds payable) in consideration for the remaining 1,500 (or 12.5%) Class A shares of TMCL held by TCG, which were immediately retired. The fair value of the containers, net and investment in direct financing and sales-type leases contributed was $124,153 and $8,896, respectively, compared to a book value of $104,345 and $8,931, respectively. The Company recorded a gain on sale of containers to noncontrolling interest of $19,773 for the year ended December 31, 2011 in the amount by which the fair value of its containers, net and net investment in direct financing and sales-type leases exceeded their book values. Simultaneously with the contribution of containers, net and net investment in direct financing and sales-type leases, TCG repaid $67,303 of TMCL’s secured debt facility. TL also paid an additional $7,997 of cash consideration to TCG as a final determination of the purchase price as determined under the contract for 12.5% of the book value of TMCL’s net assets excluding the book value of containers, net, net investment in direct financing and sales-type leases, secured debt facility and bonds payable as of June 30, 2011. As a result of this restructuring, TL acquired the noncontrolling interest in TMCL and additional paid-in capital was reduced by $43,010 during the year ended December 31, 2011.

Changes in the Company’s shareholders’ equity resulting from the changes in its ownership interest in TMCL for the years ended December 31, 2012, 2011 and 2010 were as follows:

	2012	2011	2010
Net income attributable to TGH common shareholders	$206,950	$189,606	$120,031

Transfers to the noncontrolling interest:
Decrease in TGH’s additional paid-in capital for TMCL capital restructuring	—	(43,010)	—

Transfers to the noncontrolling interest	—	(43,010)	—

Change in net income attributable to TGH common shareholders and transfers to the noncontrolling interest	$206,950	$146,596	$120,031

TL’s 100% ownership and voting interest in TMCL’s Class B common shares was not affected by the capital restructuring. In addition, voting matters related to commencing bankruptcy proceedings and amending related board and shareholder meeting requirements require the approval of a separate Class C common shareholder, which does not have any economic ownership interest in TMCL and was not affected by the capital restructuring. For U.S. federal income tax purposes, as a result of the capital restructuring described above, TMCL became a disregarded entity with respect to the Company. The Company has consolidated TMCL since the inception of the entity in 2001.

Container Purchases	12 Months Ended
Dec. 31, 2012
Container Purchases
(4)	Container Purchases

In 2012, excluding the containers obtained as part of the TAP Funding business combination discussed in Note 2 “Bargain Purchase Gain”, the Company concluded five separate purchases of approximately 102,900 containers that it had been managing for institutional investors, including related accounts receivable, due from owners, net, net investment in direct financing leases, accounts payable and accrued expenses for total purchase consideration of $211,677 (consisting of cash of $203,374 and elimination of the Company’s intangible asset for the management rights relinquished of $8,305). The total purchase price, which was allocated based on the fair value of the assets and liabilities acquired, was recorded as follows:

Containers, net	$200,080
Other net assets	11,597

$211,677

In 2011 the Company concluded three separate purchases of approximately 115,500 containers that it had been managing for institutional investors, including related accounts receivable, due from owners, net, net investment in direct financing leases, accounts payable and accrued expenses for total purchase consideration of $187,191 (consisting of cash of $179,443 and elimination of the Company’s intangible asset for the management rights relinquished of $7,748). The total purchase price, which was allocated based on the fair value of the assets and liabilities acquired, was recorded as follows:

Containers, net	$178,059
Other net assets	9,132

$187,191

On November 1, 2010, the Company purchased approximately 23,400 containers that it had been managing for an institutional investor, including related accounts receivable, due from owners, net, net investment in direct financing leases, accounts payable and accrued expenses for a total purchase price equal to $36,408. The total purchase price, which was allocated based on the fair value of the assets and liabilities acquired, was recorded as follows:

Containers, net	$33,978
Other net assets	2,430

$36,408

Purchase-leaseback Transactions	12 Months Ended
Dec. 31, 2012
Purchase-leaseback Transactions
(5)	Purchase-leaseback Transactions

In 2011, the Company completed purchase-leaseback transactions for approximately 25,200 containers with a shipping line for a total purchase price of $29,027. The purchase price and leaseback rental rates were below market rates. The prepayment of the leases by the lessee by selling the containers at below-market prices to the company was recorded as follows:

Containers, net of accumulated depreciation	$36,131
Deferred revenue—operating lease contracts	(7,104)

Purchase price	$29,027

The deferred revenue was recorded as deferred revenue and other on the consolidated balance sheets and is being amortized to lease rental income so as to produce even revenue recognition over the terms of the respective leases. The balance of deferred revenue, included in deferred revenue and other, related to these purchase-leaseback transactions as of December 31, 2012 and 2011 of $1,039 and $7,381, respectively, reflects reductions resulting from the amortization of the deferred revenue recorded at the time of purchase and reversals of deferred revenue related to containers that were returned by the lessee since the origination of the purchase-leaseback transactions that have been sold.

Transactions with Affiliates and Owners	12 Months Ended
Dec. 31, 2012
Transactions with Affiliates and Owners
(6)	Transactions with Affiliates and Owners

Amounts due from affiliates, net generally result from cash advances and the payment of affiliated companies’ administrative expenses by the Company on behalf of such affiliates. Balances are generally paid within 30 days.

Management fees, including acquisition fees and sales commissions during 2012, 2011 and 2010 were as follows:

	2012	2011	2010
Fees from affiliated Owner	$5,259	$4,636	$4,837
Fees from unaffiliated Owners	18,906	22,741	22,410

Fees from Owners	24,165	27,377	27,247
Other fees	2,004	1,947	1,890

Total management fees	$26,169	$29,324	$29,137

Due to owners, net represents lease rentals collected on behalf of and payable to Owners, net of direct expenses and management fees receivable. Due to owners, net at December 31, 2012 and 2011 consisted of the following:

	2012	2011
Affiliated Owner	$1,665	$919
Unaffiliated Owners	11,553	14,893

Total due to Owners, net	$13,218	$15,812

Direct Financing and Sales-type Leases	12 Months Ended
Dec. 31, 2012
Direct Financing and Sales-type Leases
(7)	Direct Financing and Sales-type Leases

The Company leases containers under direct financing and sales-type leases. The Company had 97,780 and 56,857 containers under direct financing and sales-type leases as of December 31, 2012 and 2011, respectively.

The components of the net investment in direct financing and sales-type leases, which are reported in the Company’s Container Ownership segment as of December 31, 2012 and 2011 were as follows:

	2012	2011
Future minimum lease payments receivable	$252,616	$122,349
Residual value of containers on sales-type leases	9,110	11,032
Less unearned income	(44,839)	(23,185)

Net investment in direct financing and sales-type leases	$216,887	$110,196

Amounts due within one year	$43,253	$25,075
Amounts due beyond one year	173,634	85,121

Net investment in direct financing and sales-type leases	$216,887	$110,196

The carrying value of TW’s net investment in direct financing and sales-type leases was $102,836 and $9,298 at December 31, 2012 and 2011, respectively.

The Company maintains detailed credit records about its container lessees. The Company’s credit policy sets different maximum exposure limits for its container lessees. The Company uses various credit criteria to set maximum exposure limits rather than a standardized internal credit rating. Credit criteria used by the Company to set maximum exposure limits may include, but are not limited to, container lessee trade route, country, social and political climate, assessments of net worth, asset ownership, bank and trade credit references, credit bureau reports, including those from Dynamar B.V. and Lloyd’s Marine Intelligence Unit (common credit reporting agencies used in the maritime sector), operational history and financial strength. The Company monitors its container lessees’ performance and its lease exposures on an ongoing basis, and its credit management processes are aided by the long payment experience the Company has had with most of its container lessees and the Company’s broad network of long-standing relationships in the shipping industry that provide the Company current information about its container lessees.

If the aging of current billings for the Company’s direct financing and sales-type leases included in accounts receivable, net were applied to the related balances of the unbilled future minimum lease payments receivable component of the Company’s net investment in direct finance leases and sales-type leases as of December 31, 2012, the aging would be as follows:

1-30 days past due	$41,931
31-60 days past due	7,919
61-90 days past due	13,803
Greater than 90 days past due	192

Total past due	63,845
Current	188,771

Total future minumum lease payments	$252,616

The Company maintains allowances, if necessary, for doubtful accounts and estimated losses resulting from the inability of its lessees to make required payments under direct financing and sales-type leases based on, but not limited to, each lessee’s payment history, management’s current assessment of each lessee’s financial condition and the adequacy of the fair value of containers that collateralize the leases compared to the book value of the related net investment in direct financing and sales-type leases. Management does not set an internal credit score or obtain an external credit score as part of estimating the allowance as of period end. The changes in the carrying amount of the allowance for doubtful accounts related to billed amounts under direct financing and sales-type leases and included in accounts receivable, net, during the year ended December 31, 2012 are as follows:

Balance as of December 31, 2011	$—
Additions charged to expense	519
Write-offs	(68)

Balance as of December 31, 2012	$451

Based on management’s assessment, there was no allowance for doubtful accounts recorded related to the Company’s net investment in direct financing and sales-type leases as of December 31, 2011.

The following is a schedule by year of future minimum lease payments receivable under these direct financing and sales-type leases as of December 31, 2012:

Year ending December 31:
2013	$57,990
2014	55,045
2015	49,476
2016	40,614
2017 and thereafter	49,491

Total future minimum lease payments receivable	$252,616

Lease rental income includes income earned from direct financing and sales-type leases in the amount of $11,040, $8,553 and $7,303 during 2012, 2011 and 2010 respectively.

Containers and Fixed Assets	12 Months Ended
Dec. 31, 2012
Containers and Fixed Assets
(8)	Containers and Fixed Assets

Containers, net at December 31, 2012 and 2011 consisted of the following:

	2012	2011
Containers	$3,407,603	$2,281,586
Less accumulated depreciation	(490,930)	(377,731)

Containers, net	$2,916,673	$1,903,855

Trading containers had carrying values of $7,296 and $12,970 as of December 31, 2012 and 2011 and are not subject to depreciation. Containers held for sale that had carrying values of $15,717 and $7,832 as of December 31, 2012 and 2011 are also not subject to depreciation. All owned containers are pledged as collateral for debt as of December 31, 2012 and 2011.

Fixed assets, net at December 31, 2012 and 2011 consisted of the following:

	2012	2011
Computer equipment and software	$7,557	$7,111
Office furniture and equipment	1,456	1,803
Automobiles	44	51
Leasehold improvements	1,753	1,779

	10,810	10,744
Less accumulated depreciation	(9,189)	(9,027)

Fixed assets, net	$1,621	$1,717

Intangible Assets	12 Months Ended
Dec. 31, 2012
Intangible Assets
(9)	Intangible Assets

The changes in the carrying amount of intangible assets during the years ended December 31, 2012, 2011 and 2010 are as follows:

Balance as of December 31, 2009	$66,692
Amortization expense of step acquisition adjustment related to lease contracts (1)	(26)
Amortization expense	(6,544)

Balance as of December 31, 2010	60,122
Amortization expense of step acquisition adjustment related to lease contracts (1)	411
Amortization expense	(6,110)
Reduction arising from the relinquishment of management rights from the purchase of containers from institutional investors	(7,748)

Balance as of December 31, 2011	46,675
Amortization expense of step acquisition adjustment related to lease contracts (1)	33
Amortization expense	(5,020)
Reduction arising from the relinquishment of management rights from the purchase of containers from institutional investors	(8,305)

Balance as of December 31, 2012	$33,383

(1)	Represents a step acquisition adjustment related to TL’s purchase of 3,000 additional Class A shares of TMCL on November 1, 2007. The adjustment was recorded to increase the balance of lease contracts to an amount that equaled the fair market value of the lease contracts on the date of the acquisition.

The following is a schedule, by year, of future amortization of intangible assets as of December 31, 2012:

Year ending December 31:
2013	$4,410
2014	4,571
2015	4,663
2016	4,825
2017 and thereafter	14,914

Total future amortization of intangible assets	$33,383

Accrued Expenses	12 Months Ended
Dec. 31, 2012
Accrued Expenses
(10)	Accrued Expenses

Accrued expenses at December 31, 2012 and 2011 consisted of the following:

	2012	2011
Accrued compensation	$6,179	$6,280
Direct container expense	3,479	7,718
Interest payable	3,864	2,907
Other	807	1,586

Total accrued expenses	$14,329	$18,491

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes
(11)	Income Taxes

The Company is not subject to taxation in its country of incorporation; however, the Company is subject to taxation in certain other jurisdictions due to the nature of the Company’s operations. The Company estimates its tax liability based upon its understanding of the tax laws of the various countries in which it operates. Income tax expense for 2012, 2011 and 2010 consisted of the following:

	2012	2011	2010
Current
Bermuda	$—	$—	$—
Foreign	7,569	6,223	3,187

	7,569	6,223	3,187

Deferred
Bermuda	—	—	—
Foreign	(2,076)	(1,742)	1,306

	(2,076)	(1,742)	1,306

	$5,493	$4,481	$4,493

The components of income before income taxes and noncontrolling interest were as follows:

	2012	2011	2010
Bermuda sources	$—	$—	$—
Foreign sources	210,556	208,499	138,257

	$210,556	$208,499	$138,257

A reconciliation of the differences between the Bermuda statutory income tax rate and the effective tax rate as provided in the consolidated statements of comprehensive income is as follows:

	2012	2011	2010
Bermuda tax rate	0.00%	0.00%	0.00%
Foreign tax rate	0.54%	0.44%	1.63%
Tax uncertainties	2.07%	1.71%	1.62%

	2.61%	2.15%	3.25%

The tax effects of temporary differences that give rise to significant portions of the current and non-current deferred tax assets and deferred tax liabilities at December 31, 2012 and 2011 are presented below:

	2012	2011
Current deferred tax assets
Other	$2,332	$2,443

Current deferred tax assets	2,332	2,443

Non-current deferred tax assets
Net operating loss carryforwards	11,605	7,352
Other	2,957	2,109

Non-current deferred tax assets	14,562	9,461

Non-current deferred tax liabilties
Containers, net	19,067	15,853
Other	744	1,046

Non-current deferred tax liabilties	19,811	16,899

Net deferred tax liability	$2,917	$4,995

In assessing the realizability of deferred tax assets, the Company’s management considers whether it is more likely than not that the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. The Company’s management considers the projected future taxable income for making this assessment. Based upon the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets are deductible, the Company’s management believes it is more likely than not the Company will realize the benefits of these deductible differences noted above.

The Company has net operating loss carry-forwards of $34,009 that will begin to expire from December 31, 2012 through December 31, 2032 if not utilized.

The accompanying consolidated financial statements do not reflect the income taxes that would be payable to foreign taxing jurisdictions if the earnings of a group of corporations operating in those jurisdictions were to be transferred out of such jurisdictions, because such earnings are intended to be permanently reinvested in those countries. At December 31, 2012, cumulative earnings of approximately $1,919 would be subject to income taxes of approximately $576 if such earnings of foreign corporations were transferred out of such jurisdictions in the form of dividends.

The Company’s foreign tax returns, including the United States, State of California, State of New Jersey, State of Texas, Malaysia, Singapore, and United Kingdom, are subject to examination by the various tax authorities. The Company’s foreign tax returns are no longer subject to examinations by taxing authorities for years before 2008, except for both Singapore and United Kingdom tax returns which are no longer subject to examinations for years before 2006.

In May of 2009, the Company received notification from the Internal Revenue Service (IRS) that the 2007 and 2008 United States tax return for TEMUS had been selected for examination. In May 2010, the Company received notification from the IRS that they had completed their examination, making changes to the 2007 and 2008 taxable income of TEMUS which did not significantly alter the Company’s income tax for these years. As a result, the Company reduced the amount of unrecognized tax benefits and recognized a tax provision reduction during the year ended December 31, 2010. The Company’s effective tax rate reflects the recognition of this $2,259 tax provision reduction.

In October of 2012, the Company received notification from the Internal Revenue Service that the 2010 United States tax return for TEMUS had been selected for examination. Additionally, in November of 2012, the Company received notification from the Internal Revenue Service that the 2010 United States tax return for TGH had been selected for examination. These examinations are ongoing and the Company has not been made aware of any proposed adjustments to taxable income for the year in question. The IRS’ plan is to complete the TEMUS exam by August 31, 2013 and the TGH exam by October 31, 2013.

A reconciliation of the beginning and ending unrecognized tax benefit amounts for 2012 and 2011 are as follows:

Balance at December 31, 2010	$19,549
Increases related to prior year tax positions	243
Decreases related to prior year tax positions	(2,215)
Increases related to current year tax positions	7,689
Settlements	—
Lapse of statute of limitations	(3,826)

Balance at December 31, 2011	21,440
Increases related to prior year tax positions	348
Decreases related to prior year tax positions	—
Increases related to current year tax positions	7,978
Settlements	—
Lapse of statute of limitations	(3,682)

Balance at December 31, 2012	$26,084

If the unrecognized tax benefits of $26,084 at December 31, 2012 were recognized, tax benefits in the amount of $25,250 would reduce our annual effective tax rate. The Company believes the total amount of unrecognized tax benefit as of December 31, 2012 will decrease by $2,951 in the next twelve months due to expiration of the statute of limitations, of which $2,854 would reduce our annual effective tax rate.

Interest and penalty (benefit) expense recorded during 2012 and 2011 amounted to $90 and $188, respectively. Total accrued interest and penalties as of December 31, 2012 and 2011 were $928 and $838, respectively, and were included in non-current income taxes payable.

Revolving Credit Facilities, Bonds Payable and Secured Debt Facilities, and Derivative Instruments	12 Months Ended
Dec. 31, 2012
Revolving Credit Facilities, Bonds Payable and Secured Debt Facilities, and Derivative Instruments
(12)	Revolving Credit Facilities, Bonds Payable and Secured Debt Facilities, and Derivative Instruments

The following represents the Company’s debt obligations as of December 31, 2012 and 2011:

	2012	2011
Revolving Credit Facilities, Bonds Payable and Secured Debt Facility
TL Revolving Credit Facility, weighted average variable interest at 1.76% and 1.53% at December 31, 2012 and 2011, respectively	$352,500	$125,000
TW Revolving Credit Facility, weighted average variable interest at 2.97% and 3.02% at December 31, 2012 and 2011, respectively	88,940	8,047
TAP Funding Revolving Credit Facility, weighted average variable interest at 3.96% at December 31, 2012	108,471	—
2005-1 Bonds, variable interest at 0.74% and 0.81% at December 31, 2012 and 2011, respectively	124,458	175,726
2011-1 Bonds, fixed interest at 4.70%	340,000	380,000
2012-1 Bonds, fixed interest at 4.21%	373,333	—
TMCL Secured Debt Facility, weighted average variable interest at 3.03% at December 31, 2011	—	820,418
TMCL II Secured Debt Facility, weighted average variable interest at 2.84% at December 31, 2012	874,000	—

Total debt obligations	$2,261,702	$1,509,191

Amount due within one year	$131,500	$132,535

Amounts due beyond one year	$2,130,202	$1,376,656

Revolving Credit Facilities

TL has a credit agreement with a group of banks that provides for a revolving credit facility (“TL Revolving Credit Facility”). On September 24, 2012, TL extended the term of the TL Revolving Credit Facility and amended certain terms, thereof, including an increase in the aggregate commitment amount from $205,000 to $600,000 (which includes a $50,000 letter of credit facility). The maturity date was changed from April 22, 2013 to September 24, 2017. The TL Revolving Credit Facility provides for payments of interest only during its term beginning on its inception date through September 24, 2017 when all borrowings are due in full. Interest on the outstanding amount due under the TL Revolving Credit Facility at December 31, 2012 was based either on the U.S. prime rate or LIBOR plus a spread between 1.0% and 2.0%, which varies based on TGH’s leverage. Total outstanding principal under the TL Revolving Credit Facility was $352,500 and $125,000 as of December 31, 2012 and 2011, respectively. The Company had no outstanding letters of credit under the TL Revolving Credit Facility as of December 31, 2012 and 2011.

The TL Revolving Credit Facility is secured by the Company’s containers and under the terms of the TL Revolving Credit Facility, the total outstanding principal may not exceed the lesser of the commitment amount and a formula based on the Company’s net book value of containers and outstanding debt. The additional amount available for borrowing under the TL Revolving Credit Facility, as limited by the Company’s borrowing base, was $152,224 as of December 31, 2012.

TGH acts as a full and unconditional guarantor of the TL Revolving Credit Facility. The TL Revolving Credit Facility contains restrictive covenants, including limitations on certain liens, indebtedness and investments. In addition, the TL Revolving Credit Facility contains certain restrictive financial covenants on TGH’s tangible net worth, leverage, debt service coverage and on TL’s leverage and interest coverage. The TL Revolving Credit Facility does not prevent TGH’s ability to obtain funds from TL in the form of dividends or loans. The Company was in compliance with all such covenants at December 31, 2012. There is a commitment fee of 0.30% to 0.40% on the unused portion of the TL Revolving Credit Facility, which varies based on the leverage of TGH and is payable in arrears. In addition, there is an agent’s fee, which is payable annually in advance.

TW is party to a credit agreement, dated as of August 5, 2011, with certain lenders and WFS, as administrative agent for the lenders, which provided for a revolving credit facility with an aggregate commitment amount of up to $425,000 (the “TW Revolving Credit Facility”). On October 1, 2012, the TW Revolving Credit Facility was amended to reduce the aggregate commitment amount of the TW Credit Facility from $425,000 to $250,000. The TW Revolving Credit Facility provides for payment of interest, payable monthly in arrears, during its term beginning on its inception date through August 5, 2014. Interest on the outstanding amount due under the TW Revolving Credit Facility is based on one-month LIBOR plus 2.75% per annum. There is a commitment fee of 0.5% on the unused portion of the TW Revolving Credit Facility, which is payable monthly in arrears. In addition, there is an agent’s fee of 0.025% on the aggregate commitment amount of the TW Revolving Credit Facility, which is payable monthly in arrears. TW is required to make principal payments on a monthly basis to the extent that the outstanding amount due exceeds TW’s borrowing base. The aggregate loan principal balance is due on the maturity date, August 5, 2024. Total outstanding principal under the TW Revolving Credit Facility was $88,940 and $8,047 as of December 31, 2012 and December 31, 2011 respectively.

The TW Revolving Credit Facility is secured by TW’s containers and under the terms of the TW Revolving Credit Facility, the total outstanding principal may not exceed the lesser of the commitment amount and the borrowing base, a formula based on TW’s net book value of containers and restricted cash and direct financing and sales-type leases. The additional amount available for borrowing under the TW Revolving Credit Facility, as limited by TW’s borrowing base, was $0 as of both December 31, 2012 and December 31, 2011.

The TW Revolving Credit Facility is secured by a pledge of TW’s assets. TW’s total assets amounted to $105,397 as of December 31, 2012. The TW Revolving Credit Facility contains restrictive covenants, including limitations of TW’s finance lease default ratio, debt service coverage ratio, certain liens, indebtedness and investments. In addition, the TW Revolving Credit Facility contains certain restrictive financial covenants on TGH’s tangible net worth, leverage, debt service coverage, TGH’s container management subsidiary net income and debt levels, and TW’s overall Asset Base minimums, in which TW, TGH and TGH’s container management subsidiary were in full compliance at December 31, 2012.

TAP Funding has a credit agreement with a bank effective May 1, 2012 that provides for a revolving credit facility with an aggregate commitment amount of up to $120,000 (the “TAP Funding Revolving Credit Facility”). The interest rate on the TAP Funding Revolving Credit Facility, payable monthly in arrears, is either the Base Rate (as defined in TAP Funding’s Credit Agreement) or one-month LIBOR plus 3.75% beginning on its inception date through its maturity date, October 31 2015. There is a commitment fee of 0.625% on the unused portion of the TAP Funding Revolving Credit Facility, which is payable monthly in arrears. TAP Funding is required to make principal payments on a monthly basis to the extent that the outstanding amount due exceeds TAP Funding’s borrowing base. The revolving credit period ends on October 31, 2014 and the aggregate loan principal balance is due on the maturity date. Total outstanding principal under the TAP Funding Revolving Credit Facility was $108,471 as of December 31, 2012.

The TAP Funding Revolving Credit Facility is secured by TAP Funding’s containers and under the terms of the TAP Funding Revolving Credit Facility, the total outstanding principal may not exceed the lesser of the commitment amount or the borrowing base, a formula based on TAP Funding’s net book value of containers, restricted cash and direct financing and sales-type leases. The additional amount available for borrowing under the TAP Funding Revolving Credit Facility, as limited by TAP Funding’s borrowing base, was $3,310 as of December 31, 2012.

The TAP Funding Revolving Credit Facility is secured by a pledge of TAP Funding’s assets. TAP Funding’s total assets amounted to $174,127 as of December 31, 2012. The TAP Funding Revolving Credit Facility contains restrictive covenants, including limitations on TAP Funding’s average net operating income, average sales proceeds, certain liens, indebtedness, investments, overall Asset Base minimums and average age of TAP Funding’s container fleet, in which TAP Funding was in full compliance at December 31, 2012.

Bonds Payable and Secured Debt Facility

In 2005, TMCL, issued $580,000 in variable rate amortizing bonds (the “2005-1 Bonds”) to institutional investors. The $580,000 in 2005-1 Bonds represent fully amortizing notes payable on a straight-line basis over a scheduled payment term of 10 years, but not to exceed the maximum payment term of 15 years. Based on the outstanding principal amount at December 31, 2012 and under a 10-year amortization schedule, $51,500 in 2005-1 Bond principal will amortize per year. Under the terms of the 2005-1 Bonds, both principal and interest incurred are payable monthly. TMCL is permitted to make voluntary prepayments of all, or a portion of, the principal balance of the 2005-1 Bonds. Ultimate payment of the 2005-1 Bonds’ principal has been insured and the cost of this insurance coverage, which is equal to 0.275% on the outstanding principal balance of the 2005-1 Bonds, is recognized as incurred on a monthly basis. The interest rate for the outstanding principal balance of the 2005-1 Bonds equals one-month LIBOR plus 0.25%. The target final payment date and legal final payment date are May 15, 2015 and May 15, 2020, respectively.

In June 2011, TMCL issued $400,000 aggregate principal amount of Series 2011-1 Fixed Rate Asset Backed Notes (the “2011-1 Bonds”) to qualified institutional investors pursuant to Rule 144A under the Securities Act of 1933, as amended (the “Securities Act”) and to non-U.S. persons in accordance with Regulation S promulgated under the Securities Act. The $400,000 in 2011-1 Bonds represent fully amortizing notes payable on a straight-line basis over a scheduled payment term of 10 years, but not to exceed a maximum payment term of 15 years. Based on the outstanding principal amount at December 31, 2012 and under the 10-year amortization schedule, $40,000 in 2011-1 Bond principal will amortize per year. Under the terms of the 2011-1 Bonds, both principal and interest incurred are payable monthly. TMCL is not permitted to make voluntary prepayments of all, or a portion of, the principal balance of the 2011-1 Bonds prior to June 2013. The interest rate for the outstanding principal balance of the 2011-1 Bonds is fixed at 4.70% per annum. The final target payment date and legal final payment date are June 15, 2021 and June 15, 2026, respectively.

In April 2012, TMCL issued $400,000 aggregate principal amount of Series 2012-1 Fixed Rate Asset Backed Notes (the “2012-1 Bonds”) to qualified institutional investors pursuant to Rule 144A under the Securities Act and to non-U.S. persons in accordance with Regulation S promulgated under the Securities Act. The $400,000 in 2012-1 Bonds represent fully amortizing notes payable on a straight-line basis over a scheduled payment term of 10 years, but not to exceed a maximum payment term of 15 years. Based on the outstanding principal amount at December 31, 2012 and under the 10-year amortization schedule, $40,000 in 2012-1 Bond principal will amortize per year. Under the terms of the 2012-1 Bonds, both principal and interest incurred are payable monthly. TMCL is not permitted to make voluntary prepayments of all, or a portion of, the principal balance of the 2012-1 Bonds prior to May 2014. The interest rate for the outstanding principal balance of the 2012-1 Bonds is fixed at 4.21% per annum. The final target payment date and legal final payment date are April 15, 2022 and April 15, 2027, respectively. The 2012-1 Notes were used to repay certain outstanding indebtedness of TMCL, in particular a portion of the TMCL Secured Debt Facility, and for general corporate purposes. The 2012-1 Notes are secured by a pledge of TMCL’s assets.

At December 31, 2011, the Company’s primary ongoing container financing requirements were funded by revolving notes issued by TMCL (the “TMCL Secured Debt Facility”), which provided a total commitment in the amount of $850,000. The TMCL Secured Debt Facility provided for payments of interest only during the period from its inception through June 29, 2012 (the Conversion Date as defined in the Indenture governing the 2005-1 Bonds, the 2011-1 Bonds and the TMCL Secured Debt Facility), with a provision for the TMCL Secured Debt Facility to amortize over a 10-year period, but not to exceed the maximum term of a 15-year period, beginning on the Conversion Date. The interest rate on the TMCL Secured Debt Facility at December 31, 2011, payable monthly in arrears, was one-month LIBOR plus 2.75%. There was also a commitment fee on the unused portion of the TMCL Secured Debt Facility, payable in arrears, of 0.75% if total borrowings under the TMCL Secured Debt Facility equaled 50% or more of the total commitment or 1.00% if total borrowings were less than 50% of the total commitment.

In May 2012, Textainer Marine Containers II Limited (“TMCL II”), a new asset owning subsidiary wholly owned by TL, entered into a securitization facility (the “TMCL II Secured Debt Facility”) that provides for an aggregate commitment amount of up to $1,200,000 and it acquired a portion of the containers owned by TMCL. TMCL used proceeds it received from TMCL II for the containers to terminate the TMCL Secured Debt Facility. The additional amount available for borrowing under the TMCL II Secured Debt Facility, as limited by the Company’s borrowing base was $3,353 as of December 31, 2012. The TMCL II Secured Debt Facility provides for payments of interest only during the period from its inception until its Conversion Date (currently set at May 1, 2014), with a provision that if not renewed the TMCL II Secured Debt Facility will partially amortize over a five year period and then mature. The interest rate on the TMCL II Secured Debt Facility, payable monthly in arrears, is one-month LIBOR plus 2.625% during the revolving period prior to the Conversion Date. There is also a commitment fee of 0.75% on the unused portion of the TMCL II Secured Debt Facility, which is payable monthly in arrears. If the TMCL II Secured Debt Facility is not refinanced or renewed prior to the Conversion Date, the interest rate will increase to one-month LIBOR plus 3.625%.

Under the terms of the 2005-1 Bonds, 2011-1 Bonds, 2012-1 Bonds and TMCL II Secured Debt Facility, the total outstanding principal of these four programs may not exceed an amount (the “Asset Base”), which is calculated by a formula based on TMCL’s and TMCL II’s book value of equipment, restricted cash and direct financing and sales-type leases. The total obligations under the 2005-1 Bonds, 2011-1 Bonds, 2012-1 Bonds are secured by a pledge of TMCL’s assets. The total obligations under the TMCL II Secured Debt Facility are secured by a pledge of TMCL II’s assets. At December 31, 2012, TMCL and TMCL II’s total assets amounted to $1,268,305 and $1,153,962, respectively. The 2005-1 Bonds, 2011-1 Bonds, 2012-Bonds and TMCL II Secured Debt Facility also contain restrictive covenants regarding the average age of TMCL’s and TMCL II’s container fleet, certain earnings ratios, ability to incur other obligations and to distribute earnings, TGH’s container management subsidiary net income and debt levels, and overall Asset Base minimums, for which TMCL, TMCL II and TGH’s container management subsidiary were in compliance at December 31, 2012.

On February 3, 2012, TMCL entered into a commitment letter (the “Commitment”) issued by a bank to provide an irrevocable letter of credit (“Letter of Credit”) with a maximum available commitment amount of $100,000 on the Conversion Date of the TMCL Secured Debt Facility if the facility was not refinanced or terminated on or prior to the Conversion Date. The purpose of the Commitment was to maintain TMCL’s current credit ratings on the 2005-1 Bonds, the 2011-1 Bonds and the TMCL Secured Debt Facility. The purpose of the Letter of Credit was to supplement the 2005-1 Bonds, the 2011-1 Bonds and the Secured Debt Facility by covering possible shortfalls in principal and interest payments under certain stress scenarios modeled by TMCL’s credit rating agencies. The interest rate on the Letter of Credit, payable monthly in arrears, would have been one-month LIBOR plus 5.50% to 6.50% per annum for the five-year period following the Conversion Date and one-month LIBOR plus 11.50% per annum thereafter. There was also a commitment fee of $500, which was paid in full upon issuance of the Commitment on February 3, 2012, and an unused fee on the Commitment, payable in arrears, of 0.25% per annum, from February 3, 2012 through the Conversion Date and 0.625% per annum thereafter. The Commitment was terminated on May 1, 2012 and the Letter of Credit was never issued.

The following is a schedule by year, of future scheduled repayments, as of December 31, 2012:

	TL Revolving Credit Facility	TW Revolving Credit Facility	TAP Funding Revolving Credit Facility	2005-1 Bonds	2011-1 Bonds	2012-1 Bonds	TMCL II Secured Debt Facility
Year ending December 31:
2013	$—	$—	$—	$51,500	$40,000	$40,000	$—
2014	—	—	—	51,500	40,000	40,000	50,983
2015	—	—	108,471	21,458	40,000	40,000	87,400
2016	—	—	—	—	40,000	40,000	87,400
2017 and thereafter	352,500	88,940	—	—	180,000	213,333	648,217

	$352,500	$88,940	$108,471	$124,458	$340,000	$373,333	$874,000

The future repayments schedule for the TMCL II Secured Debt Facility is based on the assumption that the facility will not be extended on its Conversion Date and will then convert into a five-year partially amortizing note payable.

Derivative Instruments

The Company has entered into several interest rate cap and swap agreements with several banks to reduce the impact of changes in interest rates associated with its debt obligations. The following is a summary of the Company’s derivative instruments as of December 31, 2012:

Derivative instruments	Notional amount
Interest rate cap contracts with several banks with fixed rates between 3.21% and 5.63% per annum, nonamortizing notional amounts, with termination dates through November 2015	$482,180
Interest rate swap contracts with several banks, with fixed rates between 0.48% and 3.96% per annum, amortizing notional amounts, with termination dates through November 2020	578,657

Total notional amount as of December 31, 2012	$1,060,837

During January 2013, the Company entered into an interest rate swap contract with a bank, with a fixed rate at 0.667% per annum, a non-amortizing notional amount of $7,341 and a term from March 27, 2013 through April 15, 2018.

During February 2013, the Company entered into an interest rate swap contract with a bank, with a fixed rate at 0.463% per annum, an amortizing notional amount with initial notional amount of $40,000 and a term from February 15, 2013 through February 15, 2016.

During February 2013, the Company entered into an interest rate swap contract with a bank, with a fixed rate at 1.237% per annum, an amortizing notional amount with initial notional amount of $6,452 and a term from April 16, 2013 through May 15, 2021.

During March 2013, the Company entered into an interest rate cap contract with a bank, which caps one-month LIBOR at 3.202% per annum, in non-amortizing notional amount of $20,000 and a term from March 15, 2013 through June 15, 2013.

During March 2013, the Company entered into an interest rate cap contract with a bank, which caps one-month LIBOR at 3.02% per annum, in non-amortizing notional amount of $230,000 and a term from March 15, 2013 through April 15, 2013.

The Company’s interest rate swap agreements had a fair value liability of $10,819 and $16,110, as of December 31, 2012 and 2011, respectively, which are inclusive of counterparty risk. The primary external risk of the Company’s interest rate swap agreements is the counterparty credit exposure, as defined as the ability of a counterparty to perform its financial obligations under a derivative contract. The Company monitors its counterparties’ credit ratings on an on-going basis and they were in compliance with the related derivative agreements at December 31, 2012. The Company does not have any master netting arrangements with its counterparties, The change in fair value was recorded in the consolidated statement of income as unrealized (losses) gains on interest rate swaps and caps, net.

Segment Information	12 Months Ended
Dec. 31, 2012
Segment Information

(13) Segment Information

As described in Note 1(a) “Nature of Operations”, the Company operates in three reportable segments: Container Ownership, Container Management and Container Resale. The following tables show segment information for 2012, 2011 and 2010, reconciled to the Company’s income before income tax and noncontrolling interest as shown in its consolidated statements of comprehensive income:

2012	Container Ownership	Container Management	Container Resale	Other	Eliminations	Totals
Lease rental income	$383,127	$862	$–	$–	$–	$383,989
Management fees from external customers	–	21,764	4,405	–	–	26,169
Inter-segment management fees	–	47,526	7,300	–	(54,826)	–
Trading container sales proceeds	–	–	42,099	–	–	42,099
Gains on sale of containers, net	34,829	8	–	–	–	34,837

Total revenue	$417,956	$70,160	$53,804	$–	$(54,826)	$487,094

Depreciation expense	$108,519	$793	$–	$–	$(4,468)	$104,844

Interest expense	$72,886	$–	$–	$–	$–	$72,886

Unrealized gains on interest rate swaps and caps, net	$5,527	$–	$–	$–	$–	$5,527

Segment income before income tax and noncontrolling interest	$175,291	$36,956	$12,787	$(3,890)	$(10,588)	$210,556

Total assets	$3,408,194	$130,786	$9,088	$4,977	$(76,965)	$3,476,080

Purchases of long-lived assets	$1,148,990	$697	$–	$–	$–	$1,149,687

2011	Container Ownership	Container Management	Container Resale	Other	Eliminations	Totals
Lease rental income	$326,519	$1,108	$–	$–	$–	$327,627
Management fees from external customers	–	24,603	4,721	–	–	29,324
Inter-segment management fees	–	44,751	5,599	–	(50,350)	–
Trading container sales proceeds	–	–	34,214	–	–	34,214
Gains on sale of containers, net	31,598	33	–	–	–	31,631

Total revenue	$358,117	$70,495	$44,534	$–	$(50,350)	$422,796

Depreciation expense	$85,643	$791	$–	$–	$(3,257)	$83,177

Interest expense	$44,891	$–	$–	$–	$–	$44,891

Unrealized losses on interest rate swaps and caps, net	$(3,849)	$–	$–	$–	$–	$(3,849)

Segment income before income tax and noncontrolling interest	$177,694	$36,772	$10,759	$(3,314)	$(13,412)	$208,499

Total assets	$2,243,977	$99,287	$17,590	$3,413	$(54,063)	$2,310,204

Purchases of long-lived assets	$749,766	$707	$–	$–	$–	$750,473

2010	Container Ownership	Container Management	Container Resale	Other	Eliminations	Totals
Lease rental income	$234,577	$1,250	$–	$–	$–	$235,827
Management fees from external customers	–	23,678	5,459	–	–	29,137
Inter-segment management fees	–	24,350	4,627	–	(28,977)	–
Trading container sales proceeds	–	–	11,291	–	–	11,291
Gains on sale of containers, net	27,617	7	–	–	–	27,624

Total revenue	$262,194	$49,285	$21,377	$–	$(28,977)	$303,879

Depreciation expense	$60,398	$779	$–	$–	$(2,205)	$58,972

Interest expense	$18,151	$–	$–	$–	$–	$18,151

Unrealized losses on interest rate swaps and caps, net	$(4,021)	$–	$–	$–	$–	$(4,021)

Segment income before income tax and noncontrolling interest	$119,772	$15,901	$7,995	$(2,815)	$(2,596)	$138,257

Total assets	$1,660,626	$114,060	$996	$3,290	$(31,765)	$1,747,207

Purchases of long-lived assets	$504,650	$601	$–	$–	$–	$505,251

General and administrative expenses are allocated to the reportable business segments based on direct overhead costs incurred by those segments. Amounts reported in the “Other” column represent activity unrelated to the active reportable business segments. Amounts reported in the “Eliminations” column represent inter-segment management fees between the Container Management and Container Ownership segments.

Geographic Segment Information

The Company’s container lessees use containers for their global trade utilizing many worldwide trade routes. The Company earns its revenue from international carriers when the containers are in use and carrying cargo around the world. Substantially all of the Company’s leasing related revenue are denominated in U.S. dollars. As all of the Company’s containers are used internationally, where no one container is domiciled in one particular place for a prolonged period of time, all of the Company’s long-lived assets are considered to be international with no single country of use.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies

(14) Commitments and Contingencies

(a)	Leases

The Company has entered into several operating leases for office space. Rent expense amounted to $1,479, $1,600 and $1,594 during 2012, 2011 and 2010, respectively.

Future minimum lease payment obligations under the Company’s noncancelable operating leases at December 31, 2012 were as follows:

Operating leasing
Year ending December 31:
2013	$1,558
2014	1,573
2015	1,525
2016	1,366
2017 and thereafter	285

Total	$6,307

(b)	Restricted Cash

Restricted interest-bearing cash accounts were established by the Company as additional collateral for outstanding borrowings under the Company’s TW Revolving Credit Facility, TAP Funding Revolving Credit Facility, 2005-1 Bonds, 2011-1 Bonds, 2012-1 Bonds TMCL Secured Debt Facility and TMCL II Secured Debt Facility. The total balance of these restricted cash accounts was $54,945 and $45,858 as of December 31, 2012 and 2011, respectively.

(c)	Container Commitments

At December 31, 2012, the Company had placed orders with manufacturers for containers to be delivered subsequent to December 31, 2012 in the total amount of $22,756.

Share Option and Restricted Share Unit Plans	12 Months Ended
Dec. 31, 2012
Share Option and Restricted Share Unit Plans
(15)	Share Option and Restricted Share Unit Plans

As of December 31, 2012, the Company maintained one active share option and restricted share unit plan, the 2007 Plan. The 2007 Plan provides for the grant of share options, restricted share units, restricted shares, share appreciation rights and dividend equivalent rights. The 2007 Plan provides for grants of incentive share options only to the Company’s employees or employees of any parent or subsidiary of TGH. Awards other than incentive share options may be granted to the Company’s employees, directors and consultants or the employees, directors and consultants of any parent or subsidiary of TGH. Under the 2007 Plan, which was approved by the Company’s shareholders on September 4, 2007, a maximum of 3,808,371 share awards may be granted under the plan. On February 23, 2010, the Company’s Board of Directors approved an increase in the number of shares available for future issuance by 1,468,500 shares, which was approved by the Company’s shareholders at the annual meeting of shareholders on May 19, 2010. At December 31, 2012, 1,078,548 shares were available for future issuance under the 2007 Plan.

Share options are granted at exercise prices equal to the fair market value of the shares on the grant date. Each employee’s options vest in increments of 25% per year beginning approximately one year after an option’s grant date. Unless terminated pursuant to certain provisions within the share option plans, including discontinuance of employment with the Company, all unexercised options expire ten years from the date of grant.

Beginning approximately one year after a restricted share unit’s grant date for each restricted share unit granted in 2007, 2008 and 2009, each employee’s restricted share units vest in increments of 15% per year for the first two years, 20% for the third year and 25% for the fourth and fifth year. Beginning approximately one year after a restricted share unit’s grant date for each restricted share unit granted in 2010, 2011 and 2012, each employee’s restricted share units vest in increments of 25% per year.

The following is a summary of activity in the Company’s 2007 Plan for the years ended December 31, 2012, 2011 and 2010:

	Share options (common share equivalents)	Weighted average exercise price
Balances, December 31, 2009	1,502,916	$15.01
Options granted during the period	151,687	$28.26
Options exercised during the period	(364,046)	$15.41
Options forfeited during the period	(32,475)	$14.49

Balances, December 31, 2010	1,258,082	$16.51
Options granted during the period	173,350	$28.54
Options exercised during the period	(358,884)	$15.29
Options forfeited during the period	(3,503)	$18.48

Balances, December 31, 2011	1,069,045	$18.86
Options granted during the period	201,658	$28.21
Options exercised during the period	(302,100)	$15.45
Options forfeited during the period	(2,675)	$22.63

Balances, December 31, 2012	965,928	$21.87

Options exercisable at December 31, 2012	317,340	$16.30

Options vested and expected to vest at December 31, 2012	957,084	$21.82

	Restricted share units	Weighted average grant date fair value
Balances, December 31, 2009	1,346,506	$12.28
Share units granted during the period	152,687	$25.62
Share units vested during the period	(193,241)	$12.20
Share units forfeited during the period	(40,056)	$12.04

Balances, December 31, 2010	1,265,896	$13.90
Share units granted during the period	191,449	$25.45
Share units vested during the period	(274,172)	$13.23
Share units forfeited during the period	(4,561)	$14.73

Balances, December 31, 2011	1,178,612	$15.95
Share units granted during the period	213,295	$28.29
Share units vested during the period	(376,056)	$14.37
Share units forfeited during the period	(4,445)	$17.58

Balances, December 31, 2012	1,011,406	$19.13

Share units outstanding and expected to vest at December 31, 2012	1,000,827	$19.33

The estimated weighted average grant date fair value of share options granted during 2012, 2011 and 2010 was $9.42, $11.60 and $9.82 per share, respectively. As of December 31, 2012, $14,953 of total compensation cost related to non-vested share option and restricted share unit awards not yet recognized is expected to be recognized over a weighted average period of 2.6 years. The aggregate intrinsic value of all options exercisable and outstanding, which represents the total pre-tax intrinsic value, based on the Company’s closing common share price of $31.46 per share as of December 31, 2012 was $4,812. The aggregate intrinsic value is calculated as the difference between the exercise prices of the Company’s share options that were in-the-money and the market value of the common shares that would have been issued if those share options were exercised as of December 31, 2012. The aggregate intrinsic value of all options exercised during 2012, based on the closing share price on the date each option was exercised was $5,504.

The following table summarizes information about share options exercisable and outstanding at December 31, 2012:

	Share options exercisable		Share options outstanding
	Number of shares	Weighted average exercise price	Number of shares	Weighted average exercise price
Range of per-share exercise prices
$7.10	47,320	$7.10	106,090	$7.10
$16.50	201,104	16.50	201,104	16.50
$16.97	38,106	16.97	141,938	16.97
$28.05	—	—	191,658	28.05
$28.26	30,810	28.26	143,582	28.26
$28.54	—	—	171,556	28.54
$31.34	—	—	10,000	31.34

	317,340	$16.30	965,928	$21.87

The weighted average contractual life of options exercisable and outstanding as of December 31, 2012 was 5.5 years and 7.5 years, respectively.

The fair value of each share option granted under the 2007 Plan was estimated on the date of grant using the Black-Scholes option pricing model for the years ended December 31, 2012, 2011 and 2010 with the following assumptions:

	2012	2011	2010
Risk-free interest rates	0.7% - 1.1%	1.1%	2.0%
Expected terms (in years)	5.2 - 5.7	5.7	6.3
Expected common share price volatilities	62.5%-67.1%	68.0%	50.1%
Expected dividends	4.5% - 6.3%	4.9%	3.8%
Expected forfeitures	1.0%	5.0%	5.0%

The risk-free interest rate is based on the implied yield on a U.S. Treasury zero-coupon issue with a remaining term equal to the expected term of the share option life. The expected term is calculated based on historical exercises for share options granted during the years ended December 31, 2012 and 2011 and the short-cut method was used to calculate the expected term for share options granted during the years ended December 31, 2010 because the Company did not have sufficient historical information to calculate the expected terms. The expected common share price volatility for the 2007 Plan is based on the historical volatility of publicly traded companies within the Company’s industry. The dividend yield reflects the estimated future yield on the date of grant. The Company only recognizes expense for share-based awards that are ultimately expected to vest. The forfeiture rate is based on the Company’s estimate of share options that are expected to cancel prior to vesting.

Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events

(16) Subsequent Events

Dividend

On February 8, 2013, the Company’s board of directors approved and declared a quarterly cash dividend of $0.45 per share on the Company’s issued and outstanding common shares, payable on March 5, 2013 to shareholders of record as of February 22, 2013.

Other Subsequent Events

See Note 12 “Revolving Credit Facilities, Bonds Payable and Secured Debt Facilities, and Derivative Instruments” for other subsequent events.

Schedule I - Parent Company Information	12 Months Ended
Dec. 31, 2012
Schedule I - Parent Company Information

TEXTAINER GROUP HOLDINGS LIMITED AND SUBSIDIARIES

SCHEDULE I—CONDENSED STATEMENTS OF CASH FLOWS

Parent Company Information

Years ended December 31, 2012, 2011 and 2010

(All currency expressed in United States dollars in thousands)

	2012	2011	2010
Cash flows from operating activities:
Net income attributable to Textainer Group Holdings Limited common shareholders	$205,063	$204,018	$133,764

Adjustments to reconcile net income to net cash provided by operating activities:
Equity in income of subsidiaries	(209,036)	(207,332)	(136,579)
Dividends received from subsidiaries	76,500	53,500	40,500
Share-based compensation	7,968	6,177	5,457
Decrease (increase) in:
Accounts receivable, net	50	115	(165)
Prepaid expenses	(22)	36	32
Other assets	—	—	4
Increase (decrease) in:
Accrued expenses	(454)	64	483

Total adjustments	(124,994)	(147,440)	(90,268)

Net cash provided by operating activities	80,069	56,578	43,496

Cash flows from investing activities:
Increase in investments in subsidiaries, net	(184,142)	(177)	(679)

Net cash used in investing activities	(184,142)	(177)	(679)

Cash flows from financing activities:
Issuance of common shares upon exercise of share options	4,669	6,065	5,033
Issuance of common shares in public offering, net of offering costs	184,839	—	—
Dividends paid	(83,473)	(62,549)	(47,631)
Due (from) to affiliates, net	(636)	513	48

Net cash provided by (used in) financing activities	105,399	(55,971)	(42,550)

Effect of exchange rate changes	142	24	59

Net increase in cash and cash equivalents	1,468	454	326

Cash and cash equivalents, beginning of the year	2,587	2,133	1,807

Cash and cash equivalents, end of the year	$4,055	$2,587	$2,133

Schedule II Valuation Accounts	12 Months Ended
Dec. 31, 2012
Schedule II Valuation Accounts

Schedule II

TEXTAINER GROUP HOLDINGS LIMITED AND SUBSIDIARIES

Valuation Accounts

Years ended December 31, 2012, 2011 and 2010

(All currency expressed in United States dollars in thousands)

	Balance at Beginning of Period	Additions Charged to Expense	Additions/ (Deductions)	Balance at End of Period
December 31, 2010
Accounts receivable, allowance for doubtful accounts	$8,347	$145	$161	$8,653
December 31, 2011
Accounts receivable, allowance for doubtful accounts	$8,653	$3,007	$(3,820)	$7,840
December 31, 2012
Accounts receivable, allowance for doubtful accounts	$7,840	$1,525	$(1,340)	$8,025

Nature of Business and Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Nature of Operations
(a)	Nature of Operations

Textainer Group Holdings Limited (“TGH”) is incorporated in Bermuda. TGH is the holding company of a group of corporations, Textainer Group Holdings Limited and subsidiaries (the Company), involved in the purchase, management, leasing and resale of a fleet of marine cargo containers. The Company manages and provides administrative support to the affiliated and unaffiliated owners (the “Owners”) of the containers and structures and manages container leasing investment programs.

The Company conducts its business activities in three main areas: Container Ownership, Container Management and Container Resale. These activities are described below (also see Note 13 “Segment Information”).

TGH completed an underwritten public offering of an aggregate of 8,625,000 of its common shares at a price to the public of $31.50 per share on September 19, 2012. Of the common shares sold, TGH sold 6,125,000 new common shares and Halco Holdings Inc. (“Halco”) sold 2,500,000 of its existing common shares. TGH received $184,839 and Halco received $75,424 after deducting underwriting discounts and other offering expenses. Halco’s total ownership and voting interest in TGH’s common shares before and after the offering was 60% and 49%, respectively. The Company intends to use all of its net proceeds from the offering for capital expenditures and general corporate purposes.

Container Ownership

The Company’s containers consist primarily of standard dry freight containers, but also include special-purpose containers. These containers are financed through retained earnings, revolving credit facilities and secured debt facilities provided by banks, bonds payable to investors and a public offering of TGH’s common shares. Expenses related to lease rental income include direct container expenses, depreciation expense and interest expense.

Container Management

The Company manages, on a worldwide basis, a fleet of containers for and on behalf of the Owners.

All rental operations are conducted worldwide in the name of the Company who, as agent for the Owners, acquires and sells containers, enters into leasing agreements and depot service agreements, bills and collects lease rentals from the lessees, disburses funds to depots for container handling, and remits net amounts, less management fees and commissions, to the Owners. Revenues, customer accounts receivable, fixed assets, depreciation and other operating expenses, and vendor payables arising from direct container operations of the managed portion of the Owners’ fleet have been excluded from the Company’s financial statements.

Management fees are typically a percentage of net operating income of each Owner’s fleet and consist of fees earned by the Company for services related to management of the containers, sales commissions and net acquisition fees earned on the acquisition of containers. Expenses related to the provision of management services include general and administrative expense, short-term and long-term incentive compensation expense and amortization expense.

Container Resale

The Company buys and subsequently resells used containers (trading containers) from third parties. Container sales revenue represents the proceeds on the sale of containers purchased for resale. Cost of containers sold represents only the cost of equipment purchased for resale that were sold as well as the related selling costs. The Company earns sales commissions related to the sale of the containers that it manages.

Principles of Consolidation and Variable Interest Entity
(b)	Principles of Consolidation and Variable Interest Entity

The consolidated financial statements of the Company include TGH and all its subsidiaries. All material intercompany balances have been eliminated in consolidation.

On December 20, 2012, the Company’s wholly owned subsidiary, Textainer Limited (“TL”), purchased 50.1% of the outstanding common shares of TAP Funding Ltd. (“TAP Funding”) (a Bermuda company) from TAP Ltd. (“TAP”) (also see Note 2 “Bargain Purchase Gain”). Both before and after this purchase, TAP Funding leases containers to lessees under operating and direct financing and sales-type leases. TAP is governed by members and management agreements and the Company’s wholly owned subsidiary, Textainer Equipment Management Limited (“TEML”), manages all of TAP Funding’s containers, making day-to-day decisions regarding the marketing, servicing and design of TAP Funding’s leases. TL’s purchase of a majority ownership of TAP Funding’s common shares allowed the Company to increase the size of its owned fleet at an attractive price. Under TAP Funding’s members agreement, TL owns 50.1% and TAP owns 49.9% of the common shares of TAP Funding. As common shareholders, TL has two voting rights and TAP has one voting right of TAP Funding, with the exception of certain matters such as bankruptcy proceedings, the incurrence of debt and mergers and consolidations, which require unanimity. TL also has two seats and TAP has one seat on TAP Funding’s board of directors. In addition, TL has an option to purchase the remaining outstanding common shares of TAP Funding held by TAP during the period beginning January 1, 2019 and through December 1, 2020 for a purchase price equal to the equity carrying value of TAP plus 6% of TAP’s percentage ownership interest in TAP Funding minus the sum of any and all U.S. federal, state and local taxes of any nature that would be recognized by TL if TAP were liquidated by TL immediately after TL purchased its shares.

Subsequent to TL’s purchase of a majority ownership of TAP Funding’s common shares, the Company includes TAP Funding’s financial statements in its consolidated financial statements. TAP Funding’s profits and losses are allocated to TL and TAP on the same basis as their ownership percentages. The equity owned by TAP in TAP Funding is shown as a noncontrolling interest on the Company’s consolidated balance sheets and the net income (loss) attributable to the noncontrolling interests’ operations is shown as net income (loss) attributable to noncontrolling interests on the Company’s consolidated statements of comprehensive income.

On August 5, 2011, a joint venture, TW Container Leasing, Ltd. (“TW”) (a Bermuda company), was formed between TL, and Wells Fargo Container Corp. (“WFC”). The purpose of TW is to lease containers to lessees under direct financing leases. TW is governed by members, credit and management agreements. Under the members agreement, TL owns 25% and WFC owns 75% of the common shares and related voting rights of TW. TL also has two seats and WFC has six seats on TW’s board of directors, with each seat having equal voting rights, provided, however, that the approval of at least one TL-appointed director is required for any action of the board of directors. Under a credit agreement, dated as of August 5, 2011, with certain lenders and Wells Fargo Securities, LLC (“WFS”), as administrative agent for the lenders, TW maintains a revolving credit facility with an aggregate commitment of up to $250,000 for the origination of direct financing leases to finance up to 85% of the book value of TW’s net investment in direct financing leases (see Note 12 “Revolving Credit Facilities, Bonds Payable and Secured Debt Facilities, and Derivative Instruments”). Both WFC and WFS are directly and indirectly wholly owned subsidiaries of Wells Fargo and Company. The remaining cost of originating direct financing leases will be provided in the form of capital contributions from TL and WFC, split 25% and 75%, respectively. Under the management agreement, TEML manages all of TW’s containers, making day-to-day decisions regarding the marketing, servicing and design of TW’s direct financing leases.

Based on the combined design and provisions of TW’s members, credit and management agreements, the Company has determined that TW is a variable interest entity (“VIE”) and that the Company is the primary beneficiary of TW by its equity ownership in the entity and by virtue of its role as manager of the vehicle. An entity is the primary beneficiary of a VIE if it meets both of the following criteria:

•	The power to direct the activities of a VIE that most significantly impact the VIE’s economic performance; and

•	The obligation to absorb losses of the VIE or the right to receive benefits from the VIE that could be potentially significant to the VIE.

Accordingly, the Company includes TW’s financial statements in its consolidated financial statements. TW’s profits and losses are allocated to TL and WFC on the same basis as their ownership percentages. The equity owned by WFC in TW is shown as a noncontrolling interest on the Company’s consolidated balance sheets and the net income (loss) attributable to the noncontrolling interests’ operations is shown as net income (loss) attributable to noncontrolling interests on the Company’s consolidated statements of comprehensive income.

The majority of the container equipment included in the accompanying consolidated financial statements is owned by Textainer Marine Containers Limited (“TMCL”) in which the Company held a 100.0% economic ownership as of December 31, 2012 and 2011 (see Note 3 “Gain on Sale of Containers to Noncontrolling Interest”).

Cash and Cash Equivalents and Restricted Cash
(c)	Cash and Cash Equivalents and Restricted Cash

Cash and cash equivalents are comprised of interest-bearing deposits or money market securities with original maturities of three months or less. The Company maintains cash and cash equivalents and restricted cash (see Note 14 “Commitments and Contingencies—Restricted Cash”) with various financial institutions. These financial institutions are located in the United States, Canada, Bermuda, Singapore, the United Kingdom and Malaysia. A significant portion of the Company’s cash and cash equivalents and restricted cash is maintained with a small number of banks and, accordingly, the Company is exposed to the credit risk of these counterparties in respect of the Company’s cash and cash equivalents and restricted cash. Furthermore, the deposits maintained at some of these financial institutions exceed the amount of insurance provided on the deposits. Restricted cash is excluded from cash and cash equivalents and is included in long-term assets.

Intangible Assets
(d)	Intangible Assets

Intangible assets, consisting primarily of exclusive rights to manage container fleets, are amortized over the expected life of the contracts based on forecasted income to the Company. The contract terms range from 11 to 13 years. The Company reviews its intangible assets for impairment if events and circumstances indicate that the carrying amount of the intangible assets may not be recoverable. The Company compares the carrying value of the intangible assets to expected future undiscounted cash flows for the purpose of assessing the recoverability of the recorded amounts. If the carrying amount exceeds expected undiscounted cash flows, the intangible assets shall be reduced to their fair value.

Lease Rental Income
(e)	Lease Rental Income

Leasing income arises principally from the renting of containers owned by the Company to various international shipping lines. Revenue is recorded when earned according to the terms of the container rental contracts. These contracts are typically for terms of five years or less and are generally classified as operating leases.

Under long-term lease agreements, containers are usually leased from the Company for periods of three to five years. Such leases are generally cancelable with a penalty at the end of each 12-month period. Under master lease agreements, the lessee is not committed to leasing a minimum number of containers from the Company during the lease term and may generally return the containers to the Company at any time, subject to certain restrictions in the lease agreement. Under long-term lease and master lease agreements, revenue is earned and recognized evenly over the period that the equipment is on lease. Under direct financing and sales-type leases, the containers are usually leased from the Company for the remainder of the container’s useful life with a bargain purchase option at the end of the lease term. Revenue is earned and recognized on direct financing leases over the lease terms so as to produce a constant periodic rate of return on the net investment in the leases. Under sales-type leases, a gain or loss is recognized at the inception of the leases by subtracting the book value of the containers from the estimated fair value of the containers and the remaining revenue is earned and recognized over the lease terms so as to produce a constant periodic rate of return on the net investment in the leases.

With the exception of certain purchase leasebacks (see Note 5 “Purchase-leaseback Transactions”), container leases generally do not include step-rent provisions or lease concessions, nor do they depend on indices or rates.

The following is a schedule, by year, of future minimum lease payments receivable under the long-term leases as of December 31, 2012:

Year ending December 31:
2013	$246,094
2014	206,674
2015	180,663
2016	126,180
2017 and thereafter	93,763

Total future minimum lease payments receivable	$853,374

The Company maintains allowances for doubtful accounts for estimated losses resulting from the inability of its lessees to make required payments. These allowances are based on management’s current assessment of the financial condition of the Company’s lessees and their ability to make their required payments. If the financial condition of the Company’s lessees were to deteriorate, resulting in an impairment of their ability to make payments, additional allowances may be required.

Direct Container Expense
(f)	Direct Container Expense

Direct container expense represents the operating costs arising from the containers owned by the Company and includes storage, handling, maintenance, Damage Protection Plan (“DPP”) repair, agent and insurance expense.

Containers Held for Resale
(g)	Containers Held for Resale

The Company, through one or more of its subsidiaries, buys trading containers for resale, which are valued at the lower of cost or market value. The cost of trading containers sold is specifically identified.

Foreign Currencies
(h)	Foreign Currencies

A functional currency is determined for each of the entities within the Company based on the currency of the primary economic environment in which the entity operates. The Company’s functional currency, excluding its foreign subsidiaries, is the U.S. dollar. Assets and liabilities denominated in a currency other than the entity’s functional currency are re-measured into its functional currency at the balance sheet date with a gain or loss recognized in current year net income. Foreign currency exchange gains and losses that arise from exchange rate changes on transactions denominated in a foreign currency are recognized in net income as incurred. Foreign currency exchange losses, reported in direct container expense in the consolidated statements of comprehensive income were $177, $31 and $434 for the years ended December 31, 2012, 2011 and 2010, respectively. For consolidation purposes, the financial statements are then translated into U.S. dollars using the current exchange rate for the assets and liabilities and a weighted average exchange rate for the revenues and expenses recorded during the year with any translation adjustment shown as an element of accumulated other comprehensive income (loss).

Containers and Fixed Assets
(i)	Containers and Fixed Assets

Capitalized container costs include the container cost payable to the manufacturer and the associated transportation costs incurred in moving the containers from the manufacturer to the containers’ first destined port. Containers purchased new are depreciated using the straight-line method over their estimated useful lives of 12 years to an estimated dollar residual value. Containers purchased used are depreciated based upon their remaining useful lives at the date of acquisition to an estimated dollar residual value. The Company evaluates the estimated residual values and remaining estimated useful lives on an ongoing basis. The Company has experienced a significant increase in container resale prices over the last few years as a result of an industry-wide shortage of older containers available for sale and the increased cost of new containers. Based on this extended period of higher realized container resale prices and the Company’s expectation that new equipment prices will remain near current levels, the Company increased the estimated future residual values of its containers used in the calculation of depreciation expense during the second half of 2011. The effect of this change was a reduction in depreciation expense of $9,522 ($9,279 after tax or $0.19 per diluted share) for the year ended December 31, 2011. No such adjustment of residual values was necessary for the year ended December 31, 2012 and the newest residual values were used for the year ended December 31, 2012. Depreciation expense may fluctuate in future periods based on fluctuations in these estimates.

Fixed assets are recorded at cost and depreciated on a straight-line basis over the estimated useful lives of the assets, ranging from three to seven years.

The Company reviews its containers and fixed assets for impairment whenever events or circumstances indicate that the carrying amount may not be recoverable. The Company compares the carrying value of the containers to expected future undiscounted cash flows for the purpose of assessing the recoverability of the recorded amounts. If the carrying value exceeds expected future undiscounted cash flows, the assets are reduced to fair value. In addition, containers identified as being available for sale are valued at the lower of carrying value or fair value, less costs to sell.

The Company has evaluated the recoverability of the recorded amount of container rental equipment at December 31, 2012 and 2011. During the year ended December 31, 2012, no reduction in the carrying values of containers held for continued use was required. During the year ended December 31, 2011, the Company recorded an impairment of $1,213 which is included in depreciation expense in the consolidated statement of income, to write-down the carrying values of 554 containers held for continued use that were determined to be unrecoverable from a lessee.

During the years ended December 31, 2012, 2011 and 2010, the Company recorded impairments of $759, $1,222 and $1,602, which are included in depreciation expense in the consolidated statements of comprehensive income, to write-down the carrying value of 1,771, 1,268 and 4,244 containers identified for sale, respectively, to their estimated fair value. The fair value was estimated based on recent gross sales proceeds for sales of similar containers. When containers are retired or otherwise disposed of, the cost and related accumulated depreciation are removed from the accounts and any resulting gain or loss is recognized. At December 31, 2012 and 2011, the carrying value of 652 and 324 containers identified for sale included impairment charges of $234 and $134, respectively. The carrying value of these containers identified for sale amounted to $890 and $173 as of December 31, 2012 and 2011, respectively, and is included in containers held for sale in the consolidated balance sheets.

During the years ended December 31, 2012, 2011 and 2010, the Company recorded the following net gains on sales of containers, included in gains on sale of containers, net in the consolidated statements of comprehensive income:

	2012		2011		2010
	Units	Amount	Units	Amount	Units	Amount
Gains on sale of previously written down containers, net	1,441	$971	1,540	$2,464	6,767	$3,337
Gains on sale of containers not written down, net	45,621	33,866	34,101	29,167	30,724	24,287

Gains on sales of containers, net	47,062	$34,837	35,641	$31,631	37,491	$27,624

If other containers are subsequently identified as available for sale, the Company may incur additional write-downs or may incur losses on the sale of these containers if they are sold. The Company will continue to evaluate the recoverability of recorded amounts of containers and a write-down of certain containers held for continued use and/or an increase in its depreciation rate may be required in future periods for some or all containers.

Income Taxes
(j)	Income Taxes

The Company uses the asset and liability method to account for income taxes. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in the tax rates is recognized in income in the period that includes the enactment date. A valuation allowance is recorded when the realization of a deferred tax asset is unlikely.

The Company also accounts for income tax positions by recognizing the effect on income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in the recognition or measurement are reflected in the period in which the change in judgment occurs. If there are findings in future regulatory examinations of the Company’s tax returns, those findings may result in additional income tax expense.

The Company records interest and penalties related to unrecognized tax benefits in income tax expense.

Maintenance and Repair Expense and Damage Protection Plan
(k)	Maintenance and Repair Expense and Damage Protection Plan

The Company’s leases generally require the lessee to pay for any damage to the container beyond normal wear and tear at the end of the lease term. The Company offers a DPP to certain lessees of its containers. Under the terms of the DPP, the Company charges lessees an additional amount primarily on a daily basis and the lessees are no longer obligated for certain future repair costs for containers subject to the DPP. It is the Company’s policy to recognize these revenues as earned on a daily basis over the related term of its lease. The Company has not recognized revenue and related expense for customers who are billed at the end of the lease term under the DPP or for other lessees who do not participate in the DPP. Based on past history, there is uncertainty as to collectability of these amounts from lessees who are billed at the end of the lease term because the amounts due under the DPP are typically re-negotiated at the end of the lease term or the lease term is extended. The Company uses the direct expense method of accounting for maintenance and repairs.

Debt Issuance Costs
(l)	Debt Issuance Costs

The Company capitalizes costs directly associated with the issuance or modification of its debt in prepaid expenses and other assets in the consolidated balance sheets. Debt issuance costs are amortized using the interest rate method over the terms of the related debt and the amortization is recorded in the consolidated statements of comprehensive income as interest expense. In 2012 and 2011, debt issuance costs of $24,048 and $8,402, respectively, were capitalized and in 2012, 2011 and 2010 amortization of debt issuance costs of $11,700, $8,101 and $4,399, respectively, were recorded in interest expense. When the Company’s debt is modified or terminated, any unamortized debt issuance costs related to a decrease in borrowing capacity under any of the Company’s lenders is immediately written-off and recorded in interest expense. In 2012, interest expense included a $1,463 write-off of unamortized debt issuance costs related to the termination of TMCL’s secured debt facility. No unamortized debt issuance costs were written off in 2011 and 2010.

Concentrations
(m)	Concentrations

Although substantially all of the Company’s income from operations is derived from assets employed in foreign countries, virtually all of this income is denominated in U.S. dollars. The Company does pay some of its expenses in various foreign currencies. During 2012, 2011 and 2010, $9,073 or 36%, $6,614 or 36% and $8,796 or 34%, respectively, of the Company’s direct container expenses were paid in 18 different foreign currencies. The Company does not hedge these container expenses as there are no significant payments made in any one foreign currency.

The Company’s customers are international shipping lines, which transport goods on international trade routes. Once the containers are on-hire with a lessee, the Company does not track their location. The domicile of the lessee is not indicative of where the lessee is transporting the containers. The Company’s business risk in its foreign concentrations lies with the creditworthiness of the lessees rather than the geographic location of the containers or the domicile of the lessees. Except for one major lessee which accounted for 11.7%, 12.3% and 10.8% of the Company’s lease rental income during 2012, 2011 and 2010, respectively, no other single lessees accounted for greater than 10% of the Company’s lease rental income for each of those years. One single lessee accounted for 11.9% and 20.6% of the Company’s accounts receivable, net as of December 31, 2012 and 2011.

Total fleet lease rental income differs from reported lease rental income in that total fleet lease rental income comprises revenue earned from leases on containers in the Company’s total fleet, including revenue earned by the Owners from leases on containers in its managed fleet, while the Company’s reported lease rental income only comprises income associated with its owned fleet. The Company’s largest customer (Customer A) represented approximately $71.2 million or 12.0%, $68.4 million or 12.4% and $52.7 million or 11.1% of the Company’s total fleet 2012, 2011 and 2010 leasing billings, respectively. The Company had another customer (Customer B) that represented $61.5 million or 10.4% of the Company’s total fleet’s 2012 lease billings. The Company had no other customer that individually accounted for over 10% of the lease billings of the Company’s total fleet in 2012, 2011 and 2010. The Company currently has containers on-hire to approximately 400 customers. The Company’s customers are mainly international shipping lines, but the Company also leases containers to freight forwarding companies and the U.S. military. The Company’s five largest customers accounted for approximately 37.2%, 34.8% and 32.3% of the Company’s 2012, 2011 and 2010 total fleet leasing billings, respectively. During 2012, 2011 and 2010, revenue from the Company’s 25 largest container lessees by lease billings represented 77.3%, 74.6% and 76.7% of the Company’s total fleet container lease billings, respectively. A default by any of these major customers could have a material adverse impact on the Company’s business, results from operations and financial condition.

As of December 31, 2012 and 2011, approximately 95.3% and 95.8%, respectively, of the Company’ accounts receivable for its total fleet were from container lessees and customers outside of the U.S. As of both December 31, 2012 and 2011, approximately 99.7% of the Company’s finance lease receivables for its total fleet were from container lessees and customers outside of the U.S. Except for the countries outside of the U.S. noted in the table below, customers in no other single countries made up greater than 10% of the Company’s total fleet container lease billings during 2012, 2011 and 2010.

Country	2012	2011	2010
People’s Republic of China	24.1%	22.0%	20.6%
France	12.2%	12.6%	11.4%

Fair Value of Financial Instruments
(n)	Fair Value of Financial Instruments

The Company calculates the fair value of financial instruments and includes this additional information in the notes to the consolidated financial statements when the fair value is different from the book value of those financial instruments. The Company’s financial instruments include cash and cash equivalents, restricted cash, accounts receivable and payable, net investment in direct financing and sales-type leases, due from affiliates, net, container contracts payable, due to owners, net, debt and interest rate swaps and caps. At December 31, 2012 and 2011, the fair value of the Company’s financial instruments approximates the related book value of such instruments except that, the fair value of net investment in direct financing and sales-type leases (including the short-term balance) was approximately $204,899 and $106,948 at December 31, 2012 and 2011, respectively, compared to book values of $216,887 and $110,196 at December 31, 2012 and 2011, respectively, and the fair value of long-term debt (including current maturities) based on the borrowing rates available to the Company was approximately $2,283,193 and $1,483,150 at December 31, 2012 and 2011, respectively, compared to book values of $2,261,702 and $1,509,191 at December 31, 2012 and 2011, respectively.

Derivative Instruments
(o)	Derivative Instruments

The Company has entered into various interest rate swap and cap agreements to mitigate its exposure associated with its variable rate debt. The swap agreements involve payments by the Company to counterparties at fixed rates in return for receipts based upon variable rates indexed to the London Inter Bank Offered Rate (“LIBOR”). The differentials between the fixed and variable rate payments under these agreements are recognized in realized losses on interest rate swaps and caps, net in the consolidated statement of income.

As of the balance sheet dates, none of the derivative instruments is designated by the Company for hedge accounting. The fair value of the derivative instruments is measured at each balance sheet date and the change in fair value is recorded in the consolidated statements of comprehensive income as unrealized gains (losses) on interest rate swaps and caps, net.

Share Options and Restricted Share Units
(p)	Share Options and Restricted Share Units

The Company estimates the fair value of all employee share options awarded under its 2007 Share Incentive Plan (the “2007 Plan”) on the grant date using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as expense over the requisite service periods in the Company’s consolidated statements of comprehensive income.

The Company uses the Black-Scholes-Merton (“Black-Scholes”) option-pricing model to determine the estimated fair value for employee share option awards. Compensation expense for employee share awards is recognized on a straight-line basis over the vesting period of the award. Share-based compensation expense of $7,968, $6,177 and $5,457 was recorded as a part of long-term incentive compensation during 2012, 2011 and 2010 for share options and restricted share units awarded to employees under the 2007 Plan.

Comprehensive Income (Loss)
(q)	Comprehensive Income (Loss)
The Company discloses the effect of its foreign currency translation adjustment as a component of other comprehensive income (loss).
Estimates
(r)	Estimates

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. The Company’s management evaluates its estimates on an ongoing basis, including those related to the container rental equipment, intangible assets, accounts receivable, income taxes, and accruals.

These estimates are based on historical experience and on various other assumptions that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments regarding the carrying values of assets and liabilities. Actual results could differ from those estimates under different assumptions or conditions.

Net Income Per Share
(s)	Net income per share

Basic net income per share is computed by dividing net income by the weighted average number of shares outstanding during the period. Diluted net income per share reflects the potential dilution that could occur if all outstanding share options were exercised or converted into common shares. During 2012, 2011 and 2010, 343,146, 173,635 and 18,286 share options were excluded, respectively from the computation of diluted earnings per share because they were anti-dilutive under the treasury stock method. A reconciliation of the numerator and denominator of basic earnings per share (“EPS”) with that of diluted EPS during 2012, 2011 and 2010 is presented as follows:

Share amounts in thousands	2012	2011	2010
Numerator
Net income attributable to Textainer Group Holdings Limited common shareholders—basic and diluted EPS	$206,950	$189,606	$120,031
Denominator
Weighted average common shares outstanding—basic	51,277	48,859	48,108
Dilutive share options and restricted share units	954	980	1,199

Weighted average common shares outstanding—diluted	$52,231	$49,839	$49,307

Net income attributable to Textainer Group Holdings Limited common shareholders per common share
Basic	$4.04	$3.88	$2.50
Diluted	$3.96	$3.80	$2.43

Fair Value Measurements
(t)	Fair value measurements

The Company utilizes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The following is a brief description of those levels:

•	Level 1: Observable inputs such as quoted prices (unadjusted) in active markets for identical assets or liabilities.

•

Level 2: Inputs other than quoted prices which are observable for the asset or liability, either directly or indirectly. These include quoted prices for similar assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active.

•	Level 3: Unobservable inputs that reflect the reporting entity’s own assumptions.

The Company uses the exchange price notion, which is the price in an orderly transaction between market participants to sell an asset or transfer a liability in the market in which the reporting entity would transact for the asset or liability, that is, the principal or most advantageous market for the asset or liability. The transaction to sell the asset or transfer the liability is a hypothetical transaction at the measurement date, considered from the perspective of a market participant that holds the asset or owes the liability. Therefore, the definition focuses on the price that would be received to sell the asset or paid to transfer the liability (an exit price), not the price that would be paid to acquire the asset or received to assume the liability (an entry price).

The following table summarizes the Company’s assets and liabilities measured at fair value on a recurring basis as of December 31, 2012 and 2011:

	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	(Level 1)	(Level 2)	(Level 3)
December 31, 2012
Assets
Interest rate swaps and caps	$—	$—	$—

Total	$—	$—	$—

Liabilities
Interest rate swaps and caps	$—	$10,819	$—

Total	$—	$10,819	$—

December 31, 2011
Assets
Interest rate swaps and caps	$—	$—	$—

Total	$—	$—	$—

Liabilities
Interest rate swaps and caps	$—	$16,110	$—

Total	$—	$16,110	$—

The following table summarizes the Company’s assets measured at fair value on a non-recurring basis as of December 31, 2012 and 2011:

	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs	Years Ended December 31, 2012 and 2011
	(Level 1)	(Level 2)	(Level 3)	Total Impairments (2)
December 31, 2012
Assets
Containers held for sale (1)	$—	$890	$—	$759

Total	$—	$890	$—	$759

December 31, 2011
Assets
Containers held for sale (1)	$—	$173	$—	$1,222

Total	$—	$173	$—	$1,222

(1)	Represents the carrying value of containers included in containers held for sale in the consolidated balance sheets that have been impaired to write down the value of the containers to their estimated fair value less cost to sell.

(2)	Included in depreciation expense in the accompanying consolidated statements of income.

When the Company is required to write down the cost basis of its containers identified for sale to fair value less cost to sell, the Company measures the fair value of its containers identified for sale under a Level 2 input. The Company relies on its recent sales prices for identical or similar assets in markets, by geography, that are active. The Company records impairments to write down the value of containers identified for sale to their estimated fair value less cost to sell.

The Company measures the fair value of its $1,060,837 notional amount of interest rate swaps and caps under a Level 2 input. The valuation also reflects the credit standing of the Company and the counterparties to the interest rate swaps and caps. The valuation technique utilized by the Company to calculate the fair value of the interest rate swaps and caps was the income approach. This approach represents the present value of future cash flows based upon current market expectations. The Company’s interest rate swap agreements had a net fair value liability of $10,819 and $16,110 as of December 31, 2012 and 2011, respectively. The credit valuation adjustment (which was a reduction in the liability) was determined to be $47 and $134 as of December 31, 2012 and 2011, respectively. The change in fair value during 2012, 2011 and 2010 of $5,527, $(3,849) and $(4,021), respectively, was recorded in the consolidated statement of income as unrealized gains (losses) on interest rate swaps and caps, net.

Recently Issued Accounting Standards
(u)	Recently Issued Accounting Standards

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2011-04 Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS (“ASU 2011-04”), which amends current guidance to achieve common fair value measurement and disclosure requirements in U.S. GAAP and International Financial Reporting Standards. The amendments generally represent clarification of FASB Accounting Standards Codification Topic 820, but also include instances where a particular principle or requirement for measuring fair value or disclosing information about fair value measurements has changed. The amendments were effective for interim and annual reporting periods beginning after December 15, 2011. Accordingly, the Company adopted ASU 2011-04 on January 1, 2012, which had no effect on the Company’s consolidated financial position, results of operations or cash flows.

In June 2011, the FASB issued ASU 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income (“ASU 2011-05”), which provides new guidance on the presentation of comprehensive income in financial statements. Entities are required to present total comprehensive income either in a single, continuous statement of comprehensive income or in two separate, but consecutive, statements. Under the single-statement approach, entities must include the components of net income, a total for net income, the components of other comprehensive income and a total for comprehensive income. Under the two-statement approach, entities must report an income statement and, immediately following, a statement of other comprehensive income. Under either method, entities must display adjustments to items reclassified from other comprehensive income to net income in both net income and other comprehensive income. ASU 2011-05 was effective for interim and annual reporting periods beginning after December 15, 2011, with early adoption permitted. Accordingly, the Company adopted ASU 2011-04 on January 1, 2012, which had no effect on the Company’s consolidated financial position, results of operations or cash flows.

Nature of Business and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Future Minimum Lease Payments Receivable Under Long-Term Leases

The following is a schedule, by year, of future minimum lease payments receivable under the long-term leases as of December 31, 2012:

Year ending December 31:
2013	$246,094
2014	206,674
2015	180,663
2016	126,180
2017 and thereafter	93,763

Total future minimum lease payments receivable	$853,374

Net Gains on Sales of Containers

During the years ended December 31, 2012, 2011 and 2010, the Company recorded the following net gains on sales of containers, included in gains on sale of containers, net in the consolidated statements of comprehensive income:

	2012		2011		2010
	Units	Amount	Units	Amount	Units	Amount
Gains on sale of previously written down containers, net	1,441	$971	1,540	$2,464	6,767	$3,337
Gains on sale of containers not written down, net	45,621	33,866	34,101	29,167	30,724	24,287

Gains on sales of containers, net	47,062	$34,837	35,641	$31,631	37,491	$27,624

Customers in Countries Outside of U.S. Made up Greater Than 10% of Total Fleet Container Lease Billings

Except for the countries outside of the U.S. noted in the table below, customers in no other single countries made up greater than 10% of the Company’s total fleet container lease billings during 2012, 2011 and 2010.

Country	2012	2011	2010
People’s Republic of China	24.1%	22.0%	20.6%
France	12.2%	12.6%	11.4%

Reconciliation of Numerator and Denominator of Basic Earnings Per Share ("EPS") With That of Diluted EPS

A reconciliation of the numerator and denominator of basic earnings per share (“EPS”) with that of diluted EPS during 2012, 2011 and 2010 is presented as follows:

Share amounts in thousands	2012	2011	2010
Numerator
Net income attributable to Textainer Group Holdings Limited common shareholders—basic and diluted EPS	$206,950	$189,606	$120,031
Denominator
Weighted average common shares outstanding—basic	51,277	48,859	48,108
Dilutive share options and restricted share units	954	980	1,199

Weighted average common shares outstanding—diluted	$52,231	$49,839	$49,307

Net income attributable to Textainer Group Holdings Limited common shareholders per common share
Basic	$4.04	$3.88	$2.50
Diluted	$3.96	$3.80	$2.43

Summary of Assets and Liabilities Measured at Fair Value on Recurring Basis

The following table summarizes the Company’s assets and liabilities measured at fair value on a recurring basis as of December 31, 2012 and 2011:

	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	(Level 1)	(Level 2)	(Level 3)
December 31, 2012
Assets
Interest rate swaps and caps	$—	$—	$—

Total	$—	$—	$—

Liabilities
Interest rate swaps and caps	$—	$10,819	$—

Total	$—	$10,819	$—

December 31, 2011
Assets
Interest rate swaps and caps	$—	$—	$—

Total	$—	$—	$—

Liabilities
Interest rate swaps and caps	$—	$16,110	$—

Total	$—	$16,110	$—

Summary of Assets Measured at Fair Value on Non-Recurring Basis

The following table summarizes the Company’s assets measured at fair value on a non-recurring basis as of December 31, 2012 and 2011:

	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs	Years Ended December 31, 2012 and 2011
	(Level 1)	(Level 2)	(Level 3)	Total Impairments (2)
December 31, 2012
Assets
Containers held for sale (1)	$—	$890	$—	$759

Total	$—	$890	$—	$759

December 31, 2011
Assets
Containers held for sale (1)	$—	$173	$—	$1,222

Total	$—	$173	$—	$1,222

(1)	Represents the carrying value of containers included in containers held for sale in the consolidated balance sheets that have been impaired to write down the value of the containers to their estimated fair value less cost to sell.

(2)	Included in depreciation expense in the accompanying consolidated statements of income.

Bargain Purchase Gain (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value of Assets and Liabilitie Acquired

ASC 805 requires that a gain be recorded when the fair value of the net assets acquired is greater than the fair value of the consideration transferred. Because the fair value of TAP Funding’s net assets exceeded the purchase consideration, a bargain purchase gain was recorded in 2012 as follows:

Containers, net	$161,038
Net investment in direct financing and sales-type leases	4,120
Revolving credit facility	(108,471)
Other net assets	3,607

Net assets	$60,294

Net assets acquired by TL (1)	$33,825
Cash consideration	(20,532)
Reduced management fees	(3,852)

Bargain purchase gain	$9,441

Gain on Sale of Containers to Noncontrolling Interest (Tables)	12 Months Ended
Dec. 31, 2012
Changes in Company's Shareholders' Equity

Changes in the Company’s shareholders’ equity resulting from the changes in its ownership interest in TMCL for the years ended December 31, 2012, 2011 and 2010 were as follows:

	2012	2011	2010
Net income attributable to TGH common shareholders	$206,950	$189,606	$120,031

Transfers to the noncontrolling interest:
Decrease in TGH’s additional paid-in capital for TMCL capital restructuring	—	(43,010)	—

Transfers to the noncontrolling interest	—	(43,010)	—

Change in net income attributable to TGH common shareholders and transfers to the noncontrolling interest	$206,950	$146,596	$120,031

Containers and Fixed Assets (Tables)	12 Months Ended
Dec. 31, 2012
Containers
Component of Containers and Fixed Assets, Net

Containers, net at December 31, 2012 and 2011 consisted of the following:

	2012	2011
Containers	$3,407,603	$2,281,586
Less accumulated depreciation	(490,930)	(377,731)

Containers, net	$2,916,673	$1,903,855

Fixed Assets
Component of Containers and Fixed Assets, Net

Fixed assets, net at December 31, 2012 and 2011 consisted of the following:

	2012	2011
Computer equipment and software	$7,557	$7,111
Office furniture and equipment	1,456	1,803
Automobiles	44	51
Leasehold improvements	1,753	1,779

	10,810	10,744
Less accumulated depreciation	(9,189)	(9,027)

Fixed assets, net	$1,621	$1,717

Container Purchases | Purchase One
Component of Containers and Fixed Assets, Net	The total purchase price, which was allocated based on the fair value of the assets and liabilities acquired, was recorded as follows:

Containers, net	$200,080
Other net assets	11,597

$211,677

Container Purchases | Purchaser Two
Component of Containers and Fixed Assets, Net	The total purchase price, which was allocated based on the fair value of the assets and liabilities acquired, was recorded as follows:

Containers, net	$178,059
Other net assets	9,132

$187,191

Container Purchases | Purchaser Three
Component of Containers and Fixed Assets, Net	The total purchase price, which was allocated based on the fair value of the assets and liabilities acquired, was recorded as follows:

Containers, net	$33,978
Other net assets	2,430

$36,408

Purchase-leaseback Transactions (Tables)	12 Months Ended
Dec. 31, 2012
Prepayment of Leases by Lessee by Selling Containers at Below-Market Prices to Company Recorded

The prepayment of the leases by the lessee by selling the containers at below-market prices to the company was recorded as follows:

Containers, net of accumulated depreciation	$36,131
Deferred revenue—operating lease contracts	(7,104)

Purchase price	$29,027

Transactions with Affiliates and Owners (Tables)	12 Months Ended
Dec. 31, 2012
Management Fees, Including Acquisition Fees And Sales Commissions

Management fees, including acquisition fees and sales commissions during 2012, 2011 and 2010 were as follows:

	2012	2011	2010
Fees from affiliated Owner	$5,259	$4,636	$4,837
Fees from unaffiliated Owners	18,906	22,741	22,410

Fees from Owners	24,165	27,377	27,247
Other fees	2,004	1,947	1,890

Total management fees	$26,169	$29,324	$29,137

Due to Owners, Net

Due to owners, net represents lease rentals collected on behalf of and payable to Owners, net of direct expenses and management fees receivable. Due to owners, net at December 31, 2012 and 2011 consisted of the following:

	2012	2011
Affiliated Owner	$1,665	$919
Unaffiliated Owners	11,553	14,893

Total due to Owners, net	$13,218	$15,812

Direct Financing and Sales-type Leases (Tables)	12 Months Ended
Dec. 31, 2012
Components of Net Investment in Direct Financing and Sales-Type Leases Reported in Container Ownership Segment

The components of the net investment in direct financing and sales-type leases, which are reported in the Company’s Container Ownership segment as of December 31, 2012 and 2011 were as follows:

	2012	2011
Future minimum lease payments receivable	$252,616	$122,349
Residual value of containers on sales-type leases	9,110	11,032
Less unearned income	(44,839)	(23,185)

Net investment in direct financing and sales-type leases	$216,887	$110,196

Amounts due within one year	$43,253	$25,075
Amounts due beyond one year	173,634	85,121

Net investment in direct financing and sales-type leases	$216,887	$110,196

Net Investment in Direct Finance Leases and Sales-Type Leases

If the aging of current billings for the Company’s direct financing and sales-type leases included in accounts receivable, net were applied to the related balances of the unbilled future minimum lease payments receivable component of the Company’s net investment in direct finance leases and sales-type leases as of December 31, 2012, the aging would be as follows:

1-30 days past due	$41,931
31-60 days past due	7,919
61-90 days past due	13,803
Greater than 90 days past due	192

Total past due	63,845
Current	188,771

Total future minumum lease payments	$252,616

Changes in the Carrying Amount of the Allowance for Doubtful Accounts

The changes in the carrying amount of the allowance for doubtful accounts related to billed amounts under direct financing and sales-type leases and included in accounts receivable, net, during the year ended December 31, 2012 are as follows:

Balance as of December 31, 2011	$—
Additions charged to expense	519
Write-offs	(68)

Balance as of December 31, 2012	$451

Future Minimum Lease Payments Receivable Under Direct Financing and Sales-type Leases

The following is a schedule by year of future minimum lease payments receivable under these direct financing and sales-type leases as of December 31, 2012:

Year ending December 31:
2013	$57,990
2014	55,045
2015	49,476
2016	40,614
2017 and thereafter	49,491

Total future minimum lease payments receivable	$252,616

Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Changes in Carrying Amount of Intangible Assets

The changes in the carrying amount of intangible assets during the years ended December 31, 2012, 2011 and 2010 are as follows:

Balance as of December 31, 2009	$66,692
Amortization expense of step acquisition adjustment related to lease contracts (1)	(26)
Amortization expense	(6,544)

Balance as of December 31, 2010	60,122
Amortization expense of step acquisition adjustment related to lease contracts (1)	411
Amortization expense	(6,110)
Reduction arising from the relinquishment of management rights from the purchase of containers from institutional investors	(7,748)

Balance as of December 31, 2011	46,675
Amortization expense of step acquisition adjustment related to lease contracts (1)	33
Amortization expense	(5,020)
Reduction arising from the relinquishment of management rights from the purchase of containers from institutional investors	(8,305)

Balance as of December 31, 2012	$33,383

(1)	Represents a step acquisition adjustment related to TL’s purchase of 3,000 additional Class A shares of TMCL on November 1, 2007. The adjustment was recorded to increase the balance of lease contracts to an amount that equaled the fair market value of the lease contracts on the date of the acquisition.

Schedule of Future Amortization of Intangible Assets

The following is a schedule, by year, of future amortization of intangible assets as of December 31, 2012:

Year ending December 31:
2013	$4,410
2014	4,571
2015	4,663
2016	4,825
2017 and thereafter	14,914

Total future amortization of intangible assets	$33,383

Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2012
Accrued Expenses

Accrued expenses at December 31, 2012 and 2011 consisted of the following:

	2012	2011
Accrued compensation	$6,179	$6,280
Direct container expense	3,479	7,718
Interest payable	3,864	2,907
Other	807	1,586

Total accrued expenses	$14,329	$18,491

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Component of Income Tax Expense

Income tax expense for 2012, 2011 and 2010 consisted of the following:

	2012	2011	2010
Current
Bermuda	$—	$—	$—
Foreign	7,569	6,223	3,187

	7,569	6,223	3,187

Deferred
Bermuda	—	—	—
Foreign	(2,076)	(1,742)	1,306

	(2,076)	(1,742)	1,306

	$5,493	$4,481	$4,493

Components of Income Before Income Taxes and Noncontrolling Interest

The components of income before income taxes and noncontrolling interest were as follows:

	2012	2011	2010
Bermuda sources	$—	$—	$—
Foreign sources	210,556	208,499	138,257

	$210,556	$208,499	$138,257

Reconciliation of Differences Between Bermuda Statutory Income Tax Rate and Effective Tax Rate

A reconciliation of the differences between the Bermuda statutory income tax rate and the effective tax rate as provided in the consolidated statements of comprehensive income is as follows:

	2012	2011	2010
Bermuda tax rate	0.00%	0.00%	0.00%
Foreign tax rate	0.54%	0.44%	1.63%
Tax uncertainties	2.07%	1.71%	1.62%

	2.61%	2.15%	3.25%

Significant Portions of Current and Non-current Deferred Tax Assets and Deferred Tax Liabilities

The tax effects of temporary differences that give rise to significant portions of the current and non-current deferred tax assets and deferred tax liabilities at December 31, 2012 and 2011 are presented below:

	2012	2011
Current deferred tax assets
Other	$2,332	$2,443

Current deferred tax assets	2,332	2,443

Non-current deferred tax assets
Net operating loss carryforwards	11,605	7,352
Other	2,957	2,109

Non-current deferred tax assets	14,562	9,461

Non-current deferred tax liabilties
Containers, net	19,067	15,853
Other	744	1,046

Non-current deferred tax liabilties	19,811	16,899

Net deferred tax liability	$2,917	$4,995

Reconciliation of Beginning and Ending Unrecognized Tax Benefit Amount

A reconciliation of the beginning and ending unrecognized tax benefit amounts for 2012 and 2011 are as follows:

Balance at December 31, 2010	$19,549
Increases related to prior year tax positions	243
Decreases related to prior year tax positions	(2,215)
Increases related to current year tax positions	7,689
Settlements	—
Lapse of statute of limitations	(3,826)

Balance at December 31, 2011	21,440
Increases related to prior year tax positions	348
Decreases related to prior year tax positions	—
Increases related to current year tax positions	7,978
Settlements	—
Lapse of statute of limitations	(3,682)

Balance at December 31, 2012	$26,084

Revolving Credit Facilities, Bonds Payable and Secured Debt Facilities, and Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Debt Obligation

The following represents the Company’s debt obligations as of December 31, 2012 and 2011:

	2012	2011
Revolving Credit Facilities, Bonds Payable and Secured Debt Facility
TL Revolving Credit Facility, weighted average variable interest at 1.76% and 1.53% at December 31, 2012 and 2011, respectively	$352,500	$125,000
TW Revolving Credit Facility, weighted average variable interest at 2.97% and 3.02% at December 31, 2012 and 2011, respectively	88,940	8,047
TAP Funding Revolving Credit Facility, weighted average variable interest at 3.96% at December 31, 2012	108,471	—
2005-1 Bonds, variable interest at 0.74% and 0.81% at December 31, 2012 and 2011, respectively	124,458	175,726
2011-1 Bonds, fixed interest at 4.70%	340,000	380,000
2012-1 Bonds, fixed interest at 4.21%	373,333	—
TMCL Secured Debt Facility, weighted average variable interest at 3.03% at December 31, 2011	—	820,418
TMCL II Secured Debt Facility, weighted average variable interest at 2.84% at December 31, 2012	874,000	—

Total debt obligations	$2,261,702	$1,509,191

Amount due within one year	$131,500	$132,535

Amounts due beyond one year	$2,130,202	$1,376,656

Future Scheduled Repayments

The following is a schedule by year, of future scheduled repayments, as of December 31, 2012:

	TL Revolving Credit Facility	TW Revolving Credit Facility	TAP Funding Revolving Credit Facility	2005-1 Bonds	2011-1 Bonds	2012-1 Bonds	TMCL II Secured Debt Facility
Year ending December 31:
2013	$—	$—	$—	$51,500	$40,000	$40,000	$—
2014	—	—	—	51,500	40,000	40,000	50,983
2015	—	—	108,471	21,458	40,000	40,000	87,400
2016	—	—	—	—	40,000	40,000	87,400
2017 and thereafter	352,500	88,940	—	—	180,000	213,333	648,217

	$352,500	$88,940	$108,471	$124,458	$340,000	$373,333	$874,000

Summary of Derivative Instruments

The following is a summary of the Company’s derivative instruments as of December 31, 2012:

Derivative instruments	Notional amount
Interest rate cap contracts with several banks with fixed rates between 3.21% and 5.63% per annum, nonamortizing notional amounts, with termination dates through November 2015	$482,180
Interest rate swap contracts with several banks, with fixed rates between 0.48% and 3.96% per annum, amortizing notional amounts, with termination dates through November 2020	578,657

Total notional amount as of December 31, 2012	$1,060,837

Segment Information (Tables)	12 Months Ended
Dec. 31, 2012
Segment Information Reconciled to Income Before Tax and Noncontrolling Interest

The following tables show segment information for 2012, 2011 and 2010, reconciled to the Company’s income before income tax and noncontrolling interest as shown in its consolidated statements of comprehensive income:

2012	Container Ownership	Container Management	Container Resale	Other	Eliminations	Totals
Lease rental income	$383,127	$862	$–	$–	$–	$383,989
Management fees from external customers	–	21,764	4,405	–	–	26,169
Inter-segment management fees	–	47,526	7,300	–	(54,826)	–
Trading container sales proceeds	–	–	42,099	–	–	42,099
Gains on sale of containers, net	34,829	8	–	–	–	34,837

Total revenue	$417,956	$70,160	$53,804	$–	$(54,826)	$487,094

Depreciation expense	$108,519	$793	$–	$–	$(4,468)	$104,844

Interest expense	$72,886	$–	$–	$–	$–	$72,886

Unrealized gains on interest rate swaps and caps, net	$5,527	$–	$–	$–	$–	$5,527

Segment income before income tax and noncontrolling interest	$175,291	$36,956	$12,787	$(3,890)	$(10,588)	$210,556

Total assets	$3,408,194	$130,786	$9,088	$4,977	$(76,965)	$3,476,080

Purchases of long-lived assets	$1,148,990	$697	$–	$–	$–	$1,149,687

2011	Container Ownership	Container Management	Container Resale	Other	Eliminations	Totals
Lease rental income	$326,519	$1,108	$–	$–	$–	$327,627
Management fees from external customers	–	24,603	4,721	–	–	29,324
Inter-segment management fees	–	44,751	5,599	–	(50,350)	–
Trading container sales proceeds	–	–	34,214	–	–	34,214
Gains on sale of containers, net	31,598	33	–	–	–	31,631

Total revenue	$358,117	$70,495	$44,534	$–	$(50,350)	$422,796

Depreciation expense	$85,643	$791	$–	$–	$(3,257)	$83,177

Interest expense	$44,891	$–	$–	$–	$–	$44,891

Unrealized losses on interest rate swaps and caps, net	$(3,849)	$–	$–	$–	$–	$(3,849)

Segment income before income tax and noncontrolling interest	$177,694	$36,772	$10,759	$(3,314)	$(13,412)	$208,499

Total assets	$2,243,977	$99,287	$17,590	$3,413	$(54,063)	$2,310,204

Purchases of long-lived assets	$749,766	$707	$–	$–	$–	$750,473

2010	Container Ownership	Container Management	Container Resale	Other	Eliminations	Totals
Lease rental income	$234,577	$1,250	$–	$–	$–	$235,827
Management fees from external customers	–	23,678	5,459	–	–	29,137
Inter-segment management fees	–	24,350	4,627	–	(28,977)	–
Trading container sales proceeds	–	–	11,291	–	–	11,291
Gains on sale of containers, net	27,617	7	–	–	–	27,624

Total revenue	$262,194	$49,285	$21,377	$–	$(28,977)	$303,879

Depreciation expense	$60,398	$779	$–	$–	$(2,205)	$58,972

Interest expense	$18,151	$–	$–	$–	$–	$18,151

Unrealized losses on interest rate swaps and caps, net	$(4,021)	$–	$–	$–	$–	$(4,021)

Segment income before income tax and noncontrolling interest	$119,772	$15,901	$7,995	$(2,815)	$(2,596)	$138,257

Total assets	$1,660,626	$114,060	$996	$3,290	$(31,765)	$1,747,207

Purchases of long-lived assets	$504,650	$601	$–	$–	$–	$505,251

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Minimum Lease Payment Under Noncancelable Operating Leases

Future minimum lease payment obligations under the Company’s noncancelable operating leases at December 31, 2012 were as follows:

Operating leasing
Year ending December 31:
2013	$1,558
2014	1,573
2015	1,525
2016	1,366
2017 and thereafter	285

Total	$6,307

Share Option and Restricted Share Unit Plans (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Activity in the Company's 2007 Plan

The following is a summary of activity in the Company’s 2007 Plan for the years ended December 31, 2012, 2011 and 2010:

	Share options (common share equivalents)	Weighted average exercise price
Balances, December 31, 2009	1,502,916	$15.01
Options granted during the period	151,687	$28.26
Options exercised during the period	(364,046)	$15.41
Options forfeited during the period	(32,475)	$14.49

Balances, December 31, 2010	1,258,082	$16.51
Options granted during the period	173,350	$28.54
Options exercised during the period	(358,884)	$15.29
Options forfeited during the period	(3,503)	$18.48

Balances, December 31, 2011	1,069,045	$18.86
Options granted during the period	201,658	$28.21
Options exercised during the period	(302,100)	$15.45
Options forfeited during the period	(2,675)	$22.63

Balances, December 31, 2012	965,928	$21.87

Options exercisable at December 31, 2012	317,340	$16.30

Options vested and expected to vest at December 31, 2012	957,084	$21.82

	Restricted share units	Weighted average grant date fair value
Balances, December 31, 2009	1,346,506	$12.28
Share units granted during the period	152,687	$25.62
Share units vested during the period	(193,241)	$12.20
Share units forfeited during the period	(40,056)	$12.04

Balances, December 31, 2010	1,265,896	$13.90
Share units granted during the period	191,449	$25.45
Share units vested during the period	(274,172)	$13.23
Share units forfeited during the period	(4,561)	$14.73

Balances, December 31, 2011	1,178,612	$15.95
Share units granted during the period	213,295	$28.29
Share units vested during the period	(376,056)	$14.37
Share units forfeited during the period	(4,445)	$17.58

Balances, December 31, 2012	1,011,406	$19.13

Share units outstanding and expected to vest at December 31, 2012	1,000,827	$19.33

Summary of Information About Share Options Exercisable and Outstanding

The following table summarizes information about share options exercisable and outstanding at December 31, 2012:

	Share options exercisable		Share options outstanding
	Number of shares	Weighted average exercise price	Number of shares	Weighted average exercise price
Range of per-share exercise prices
$7.10	47,320	$7.10	106,090	$7.10
$16.50	201,104	16.50	201,104	16.50
$16.97	38,106	16.97	141,938	16.97
$28.05	—	—	191,658	28.05
$28.26	30,810	28.26	143,582	28.26
$28.54	—	—	171,556	28.54
$31.34	—	—	10,000	31.34

	317,340	$16.30	965,928	$21.87

Fair Value of Stock Option Granted Assumptions Used

The fair value of each share option granted under the 2007 Plan was estimated on the date of grant using the Black-Scholes option pricing model for the years ended December 31, 2012, 2011 and 2010 with the following assumptions:

	2012	2011	2010
Risk-free interest rates	0.7% - 1.1%	1.1%	2.0%
Expected terms (in years)	5.2 - 5.7	5.7	6.3
Expected common share price volatilities	62.5%-67.1%	68.0%	50.1%
Expected dividends	4.5% - 6.3%	4.9%	3.8%
Expected forfeitures	1.0%	5.0%	5.0%

Nature of Business and Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended				12 Months Ended			12 Months Ended																																		1 Months Ended										1 Months Ended
	Sep. 19, 2012	Dec. 31, 2012 Property	Dec. 31, 2011 Property	Dec. 31, 2010	May 31, 2012	Dec. 31, 2012 Minimum	Dec. 31, 2012 Maximum	Dec. 31, 2012 Fair Value, Inputs, Level 2	Dec. 31, 2012 Stock Options And Restricted Stock Units Stock Incentive Plan 2007	Dec. 31, 2011 Stock Options And Restricted Stock Units Stock Incentive Plan 2007	Dec. 31, 2010 Stock Options And Restricted Stock Units Stock Incentive Plan 2007	Dec. 31, 2012 Five Largest Customers	Dec. 31, 2011 Five Largest Customers	Dec. 31, 2010 Five Largest Customers	Dec. 31, 2012 Twenty Five Largest Container Lessees	Dec. 31, 2011 Twenty Five Largest Container Lessees	Dec. 31, 2010 Twenty Five Largest Container Lessees	Dec. 31, 2011 Pre Tax	Dec. 31, 2011 After Tax	Dec. 31, 2012 Scenario Three Property	Dec. 31, 2011 Scenario Three Property	Dec. 31, 2010 Scenario Three Property	Dec. 31, 2012 Scenario Four Property	Dec. 31, 2011 Scenario Four Property	Dec. 31, 2012 Lease Rental Income	Dec. 31, 2011 Lease Rental Income	Dec. 31, 2010 Lease Rental Income	Dec. 31, 2012 Lease Rental Income Scenario Three Customer	Dec. 31, 2011 Lease Rental Income Scenario Three Customer	Dec. 31, 2012 Lease Rental Income Scenario Four Customer	Dec. 31, 2011 Lease Rental Income Scenario Four Customer	Dec. 31, 2010 Lease Rental Income Scenario Four Customer	Dec. 31, 2012 Total Fleet Lease Rental Income Customer	Dec. 31, 2011 Total Fleet Lease Rental Income Customer	Dec. 31, 2010 Total Fleet Lease Rental Income Customer	Dec. 31, 2012 Total Fleet Lease Rental Income One major lessee	Dec. 31, 2011 Total Fleet Lease Rental Income One major lessee	Dec. 31, 2010 Total Fleet Lease Rental Income One major lessee	Dec. 31, 2012 Total Fleet Lease Rental Income Customer B	Dec. 31, 2012 Total Fleet Lease Rental Income Non United States Customers	Dec. 31, 2011 Total Fleet Lease Rental Income Non United States Customers	Dec. 31, 2012 Operating Leases Maximum	Sep. 19, 2012 TL	Dec. 20, 2012 TL Person	Aug. 05, 2011 TL Person	Aug. 05, 2011 TL Minimum Person	Aug. 05, 2011 WFC Person	Aug. 05, 2011 TW Revolving Credit Facility	Aug. 05, 2011 TW Revolving Credit Facility Maximum	Dec. 20, 2012 Tap Funding Limited Person	Dec. 31, 2012 TMCL	Dec. 31, 2011 TMCL	Sep. 19, 2012 Halcon Resources Corporation	Sep. 19, 2012 Halcon Resources Corporation Before Initial Public Offering	Sep. 19, 2012 Halcon Resources Corporation After Initial Public Offering
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Issuance common stock	8,625,000																																										6,125,000										2,500,000
Common shares issued,public offering, value per share	$ 31.5
Proceed from issuance of common stock																																											$ 184,839,000										$ 75,424,000
Voting interest and ownership percentage in TGH after public offering																																																						60.00%	49.00%
Ownership percentage in TW Container Leasing, Ltd.																																												50.10%	25.00%		75.00%			49.90%
Number of board of directors seats																																												2	2		6			1
Number of required approvals from Company board of directors for any action by the board of directors																																														1
Aggregate maximum commitment amount					1,200,000,000																																											250,000,000
Percentage of book value of net investment in direct financing leases to be financed																																																	85.00%
Percentage of capital contributions																																													25.00%		75.00%
Percentage of ownership interests																																																			100.00%	100.00%
Cash and cash equivalents, original maturity period							3 months
Intangible assets, contract terms						11 years	13 years
Contracts term																																										5 years
Long term lease period						3 years	5 years
Foreign currency exchange (losses) gains		177,000	31,000	434,000
Estimated useful lives		12 years				3 years	7 years
Reduction in depreciation expense																		(9,522,000)	(9,279,000)
Depreciation expense per diluted share			$ 0.19
Asset impairment charges			1,213,000																	759,000	1,222,000	1,602,000	234,000	134,000
Number of containers held for use		0	554
Number of container held for sale																				1,771	1,268	4,244	652	324
Carrying value of containers held for sale		15,717,000	7,832,000																				890,000	173,000
Minimum likelihood of tax benefits being recognized		50.00%
Debt issuance cost		24,048,000	8,402,000	11,670,000
Amortization of debt issuance costs		11,700,000	8,101,000	4,399,000
Write off of unamortized debt issuance cost		1,463,000
Direct container expenses paid in various foreign currencies		9,073,000	6,614,000	8,796,000
Percentage of direct container expenses paid in various foreign currencies		36.00%	36.00%	34.00%
Number of foreign currencies used for expenses payment		18	18	18
Percentage of lease rental income												37.20%	34.80%	32.30%	77.30%	74.60%	76.70%								11.70%	12.30%	10.80%									12.00%	12.40%	11.10%	10.40%
Percentage of company's accounts receivable																									11.90%	20.60%														95.30%	95.80%
Number of customer accounted for over 10% of lease rental income																												1	1	0	0	0	0	0	0
Total fleet's leasing billing																																				71,200,000	68,400,000	52,700,000	61,500,000
Number of customers having containers on-hire																																	400
Percentage of company's finance lease receivable																																								99.70%	99.70%
Fair value of net investment in direct financing and sales-type leases		204,899,000	106,948,000
Net investment in direct financing and sales-type leases		216,887,000	110,196,000
Fair value of long-term debt		2,283,193,000	1,483,150,000
Long-term debt		2,261,702,000	1,509,191,000
Share-based compensation expense		7,968,000	6,177,000	5,457,000					7,968,000	6,177,000	5,457,000
Share option excluded from computation of diluted earnings per share		343,146	173,635	18,286
Notional amount of interest rate swaps and caps		1,060,837,000						1,060,837,000
Fair value of liability		10,819,000	16,110,000
Credit valuation adjustment		47,000	134,000
Unrealized (losses) gains on interest rate swaps and caps, net		$ 5,527,000	$ (3,849,000)	$ (4,021,000)

Future Minimum Lease Payments Receivable Under Long-Term Leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Future Minimum Payments Receivable [Line Items]
2013	$ 246,094
2014	206,674
2015	180,663
2016	126,180
2017 and thereafter	93,763
Total future minimum lease payments receivable	$ 853,374

Net Gains on Sale of Containers (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Property	Dec. 31, 2011 Property	Dec. 31, 2010 Property
Property, Plant, and Equipment Disclosure [Line Items]
Number of containers sold	47,062	35,641	37,491
Gains on sales of containers, net	$ 34,837	$ 31,631	$ 27,624
Previously written down containers
Property, Plant, and Equipment Disclosure [Line Items]
Number of containers sold	1,441	1,540	6,767
Gains on sales of containers, net	971	2,464	3,337
Containers not written down
Property, Plant, and Equipment Disclosure [Line Items]
Number of containers sold	45,621	34,101	30,724
Gains on sales of containers, net	$ 33,866	$ 29,167	$ 24,287

Customers in Countries Outside of U.S. Made up Greater Than 10% of Total Fleet Container Lease Billings (Detail) (Total Fleet Lease Rental Income)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
People's Republic of China
Capital Leased Assets [Line Items]
Percentage of lease rental income	24.10%	22.00%	20.60%
France
Capital Leased Assets [Line Items]
Percentage of lease rental income	12.20%	12.60%	11.40%

Reconciliation of Numerator and Denominator of Basic Earnings per Share ("EPS") with that of Diluted EPS (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Numerator
Net income attributable to Textainer Group Holdings Limited common shareholders-basic and diluted EPS	$ 206,950	$ 189,606	$ 120,031
Denominator
Weighted average common shares outstanding-basic	51,277	48,859	48,108
Dilutive share options and restricted share units	954	980	1,199
Weighted average common shares outstanding-diluted	52,231	49,839	49,307
Net income attributable to Textainer Group Holdings Limited common shareholders per common share
Basic	$ 4.04	$ 3.88	$ 2.5
Diluted	$ 3.96	$ 3.8	$ 2.43

Summary of Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) (Fair Value, Measurements, Recurring, USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on recurring basis
Fair Value, Inputs, Level 1 | Interest Rate Swap
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on recurring basis
Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on recurring basis
Liabilities measured at fair value on a recurring basis	10,819	16,110
Fair Value, Inputs, Level 2 | Interest Rate Swap
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on recurring basis
Liabilities measured at fair value on a recurring basis	10,819	16,110
Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on recurring basis
Fair Value, Inputs, Level 3 | Interest Rate Swap
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on recurring basis

Summary of Assets Measured at Fair Value on Non-Recurring Basis (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Impairment charges			$ 1,213,000
Fair Value, Measurements, Nonrecurring
Impairment charges	759	[1]	1,222	[1]
Fair Value, Measurements, Nonrecurring | Containers held for sale
Impairment charges	759	[1],[2]	1,222	[1],[2]
Fair Value, Measurements, Nonrecurring | Fair Value, Inputs, Level 2
Assets measured at fair value on non-recurring basis	890		173
Fair Value, Measurements, Nonrecurring | Fair Value, Inputs, Level 2 | Containers held for sale
Assets measured at fair value on non-recurring basis	$ 890	[2]	$ 173	[2]

[1]	Included in depreciation expense in the accompanying consolidated statements of income.
[2]	Represents the carrying value of containers included in containers held for sale in the consolidated balance sheets that have been impaired to write down the value of the containers to their estimated fair value less cost to sell.

Bargain Purchase Gain - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2012 Tap Funding Limited	Dec. 20, 2012 Tap Funding Limited
Business Acquisition [Line Items]
Business Acquisition, Cost of Acquired Entity, Number of Shares of Acquired Common Stock			501
Business Acquisition Cash Paid	$ 7,997		$ 20,532
Reduced management fees			3,852
Business Acquisition, Percentage of Equity Interests Acquired			50.10%
Common Shares Outstanding Business Acquisition			1,000
Net income (loss) attributable to TAP Funding's operations		102
Net Income attributable to Noncontrolling Interest		$ 51
Net ownership percentage by Noncontrolling owners		49.90%	49.90%

Fair Value of Assets and Liabilities Acquired (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended		1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 20, 2012 Tap Funding Limited	Dec. 20, 2012 Tap Funding Limited Container Purchases
Business Acquisition [Line Items]
Containers, net				$ 161,038
Net investment in direct financing and sales-type leases			4,120
Revolving credit facility			(108,471)
Other net assets			3,607
Net assets			60,294
Net assets acquired by TL			33,825 [1]
Cash consideration		(7,997)	(20,532)
Reduced management fees			(3,852)
Bargain purchase gain	$ 9,441		$ 9,441

[1]	In accordance with ASC 805, the control acquired by TL was calculated as TL's ownership interest in TAP Funding's common shares of 50.1% plus a control premium determined to be 12% of the noncontrolling interest in TAP Funding's common shares of 49.9%.

Fair Value of Assets and Liabilities Acquired (Parenthetical) (Detail)	Dec. 31, 2012	Dec. 20, 2012
Business Acquisition [Line Items]
Percentage of control premium		12.00%
Tap Funding Limited
Business Acquisition [Line Items]
Business Acquisition, Percentage of Equity Interests Acquired		50.10%
Net ownership percentage by Noncontrolling owners	49.90%	49.90%

Gain on Sale of Containers to Noncontrolling Interest - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended												1 Months Ended	12 Months Ended	1 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 20, 2012 TL	Aug. 05, 2011 TL	Jun. 30, 2011 TL Common Class A	Dec. 31, 2012 TMCL	Dec. 31, 2011 TMCL	Jun. 30, 2011 TMCL	Jun. 30, 2011 TMCL Common Class A	Nov. 01, 2007 TMCL Common Class A	Dec. 31, 2011 TMCL Common Class B	Jun. 30, 2011 TCG Fund I, L P	Dec. 31, 2011 TCG Fund I, L P	Jun. 30, 2011 Estimate of Fair Value, Fair Value Disclosure	Jun. 30, 2011 Carrying (Reported) Amount, Fair Value Disclosure	Dec. 31, 2011 Additional Paid-in Capital	Jun. 30, 2011 Before Capital Restructuring TL	Jun. 30, 2011 Before Capital Restructuring TCG Fund I, L P	Jun. 30, 2011 After Capital Restructuring TL
Significant Acquisitions and Disposals [Line Items]
Percentage of ownership interests							100.00%	100.00%				100.00%						82.49%	17.51%
Ownership and voting interest in TMCL's Class A common shares				50.10%	25.00%													75.00%		100.00%
Number of Class A common shares of TMCL purchased						1,500					3,000
Equity interest acquired, percent						12.50%
Cash consideration of Class A common shares purchased						$ 71,089
Percentage of containers and investment in direct financing and sales-type leases contributed									12.50%
Principal payments on secured debt facility	853,697	364,803	98,500										67,303	67,303
Percentage of balance of TMCL's secured debt facility and bonds payable													12.50%
Number of remaining Class A common shares held by TCG retired										1,500
Percentage of remaining Class A common shares held by TCG										12.50%
Containers, net		124,153													124,153	104,345
Net investment in direct financing and sales-type leases		8,896													8,896	8,931
Gain on sale of containers to non-controlling interest		19,773
Additional cash consideration paid		7,997
Percentage of book value of net assets		12.50%
Capital restructuring		$ 144,832															$ 43,010

Changes in Company's Shareholders' Equity (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Shareholders Equity And Noncontrolling Interest [Line Items]
Net income attributable to TGH common shareholders	$ 206,950	$ 189,606	$ 120,031
Decrease in TGH's additional paid-in capital for TMCL capital restructuring		(144,832)
Transfers to the noncontrolling interest		(43,010)
Change in net income attributable to TGH common shareholders and transfers to the noncontrolling interest	206,950	146,596	120,031
Additional Paid-in Capital
Shareholders Equity And Noncontrolling Interest [Line Items]
Decrease in TGH's additional paid-in capital for TMCL capital restructuring		$ (43,010)

Container Purchases - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Property	Dec. 31, 2011 Property	Nov. 01, 2010 Property
Property, Plant and Equipment [Line Items]
Intangible asset for the management rights relinquished	$ 8,305	$ 7,748
Container Purchases
Property, Plant and Equipment [Line Items]
Number of containers purchased	102,900	115,500	23,400
Cash purchase consideration	203,374	179,443
Intangible asset for the management rights relinquished	8,305	7,748
Container Purchases | Purchaser Three
Property, Plant and Equipment [Line Items]
Total purchase consideration			36,408
Container Purchases | Purchase One
Property, Plant and Equipment [Line Items]
Total purchase consideration	211,677
Container Purchases | Purchase Two
Property, Plant and Equipment [Line Items]
Total purchase consideration		$ 187,191	36,408

Total Purchase Price based on Fair Value of Assets and Liabilities Acquired (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Container Purchases Purchase One	Dec. 31, 2011 Container Purchases Purchase Two	Nov. 01, 2010 Container Purchases Purchase Two
Property Subject to or Available for Operating Lease [Line Items]
Containers, net	$ 2,916,673	$ 1,903,855	$ 200,080	$ 178,059	$ 33,978
Other net assets			11,597		2,430
Other net assets	14,614	7,171		9,132
Purchase price			$ 211,677	$ 187,191	$ 36,408

Purchase-leaseback Transactions - Additional Information (Detail) (Purchase-leaseback transactions, USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011 Property
Purchase-leaseback transactions
Purchase Leaseback Transactions [Line Items]
Number of containers purchased		25,200
Total purchase price		$ 29,027
Deferred revenue related to purchase-leaseback transactions	$ 1,039	$ 7,381

Prepayment of Leases by Lessee by Selling Containers at Below-Market Prices to Company Recorded (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property Subject to or Available for Operating Lease [Line Items]
Containers, net of accumulated depreciation	$ 2,916,673	$ 1,903,855
Purchase-leaseback transactions
Property Subject to or Available for Operating Lease [Line Items]
Deferred revenue-operating lease contracts	(1,039)	(7,381)
Purchase price		29,027
Purchase-leaseback transactions | Transaction 01
Property Subject to or Available for Operating Lease [Line Items]
Containers, net of accumulated depreciation		36,131
Deferred revenue-operating lease contracts		(7,104)
Purchase price		$ 29,027

Management Fees, Including Acquisition Fees and Sales Commissions (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction [Line Items]
Fees from affiliated owner	$ 5,259	$ 4,636	$ 4,837
Fees from unaffiliated owners	18,906	22,741	22,410
Total management fees	26,169	29,324	29,137
Fees from Owners
Related Party Transaction [Line Items]
Total management fees	24,165	27,377	27,247
Other Fees
Related Party Transaction [Line Items]
Total management fees	$ 2,004	$ 1,947	$ 1,890

Due to Owners, Net (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Due to owners, net	$ 13,218	$ 15,812
Affiliated owners
Related Party Transaction [Line Items]
Due to owners, net	1,665	919
Unaffiliated owners
Related Party Transaction [Line Items]
Due to owners, net	$ 11,553	$ 14,893

Direct Financing and Sales-Type Leases - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Direct Financing and Sales Type Leases [Line Items]
Carrying Value of Net Investment in Consolidated Subsidiary	$ 216,887	$ 110,196
Income earned from direct financing and sales-type leases	11,828	9,055	7,853
Direct Financing and Sales Type Leases
Direct Financing and Sales Type Leases [Line Items]
Number of containers under direct financing and sales-type leases	97,780	56,857
Income earned from direct financing and sales-type leases	11,040	8,553	7,303
Direct Financing and Sales Type Leases | TW
Direct Financing and Sales Type Leases [Line Items]
Carrying Value of Net Investment in Consolidated Subsidiary	$ 102,836	$ 9,298

Components of net Investment in Direct Financing and Sales-Type Leases Reported in Container Ownership Segment (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Capital Leased Assets [Line Items]
Future minimum lease payments receivable	$ 252,616	$ 122,349
Residual value of containers on sales-type leases	9,110	11,032
Less unearned income	(44,839)	(23,185)
Net investment in direct financing and sales-type leases	216,887	110,196
Amounts due within one year	43,253	25,075
Amounts due beyond one year	173,634	85,121
Net investment in direct financing and sales-type leases	$ 216,887	$ 110,196

Net Investment in Direct Finance Leases and Sales-Type Leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Recorded Investment, Past Due [Line Items]
1-30 days past due	$ 41,931
31-60 days past due	7,919
61-90 days past due	13,803
Greater than 90 days past due	192
Total past due	63,845
Current	188,771
Total future minimum lease payments receivable	$ 252,616	$ 122,349

Changes in Carrying Amount of Allowance for Doubtful Accounts (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Receivables And Related Allowances [Line Items]
Beginning Balance
Additions charged to expense	519
Write-offs	(68)
Ending Balance	$ 451

Future Minimum Lease Payments Receivable under Direct Financing and Sales-type Leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Future Minimum Payments Receivable [Line Items]
2013	$ 57,990
2014	55,045
2015	49,476
2016	40,614
2017 and thereafter	49,491
Total future minimum lease payments receivable	$ 252,616	$ 122,349

Containers, Net (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Containers	$ 3,407,603	$ 2,281,586
Less accumulated depreciation	(490,930)	(377,731)
Containers, net	$ 2,916,673	$ 1,903,855

Containers And Fixed Assets - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Trading containers	$ 7,296	$ 12,970
Containers held for sale	$ 15,717	$ 7,832

Fixed Assets, Net (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Computer equipment and software	$ 7,557	$ 7,111
Office furniture and equipment	1,456	1,803
Automobiles	44	51
Leasehold improvements	1,753	1,779
Property, Plant and Equipment, Gross, Total	10,810	10,744
Less accumulated depreciation	(9,189)	(9,027)
Fixed assets, net	$ 1,621	$ 1,717

Changes in Carrying Amount of Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Finite-Lived Intangible Assets [Line Items]
Beginning Balance	$ 46,675		$ 60,122		$ 66,692
Amortization expense of step acquisition adjustment related to lease contracts	33	[1]	411	[1]	(26)	[1]
Amortization expense	(5,020)		(6,110)		(6,544)
Reduction arising from the relinquishment of management rights from the purchase of containers from institutional investors	(8,305)		(7,748)
Ending Balance	$ 33,383		$ 46,675		$ 60,122

[1]	Represents a step acquisition adjustment related to TL's purchase of 3,000 additional Class A shares of TMCL on November 1, 2007. The adjustment was recorded to increase the balance of lease contracts to an amount that equaled the fair market value of the lease contracts on the date of the acquisition.

Changes in Carrying Amount of Intangible Assets (Parenthetical) (Detail) (Common Class A, TMCL)	Nov. 01, 2007
Common Class A | TMCL
Finite-Lived Intangible Assets [Line Items]
Number of Class A common shares of TMCL purchased	3,000

Future Amortization of Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Finite-Lived Intangible Assets [Line Items]
2013	$ 4,410
2014	4,571
2015	4,663
2016	4,825
2017 and thereafter	14,914
Total future amortization of intangible assets	$ 33,383	$ 46,675	$ 60,122	$ 66,692

Accrued Expenses (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accrued Liabilities [Line Items]
Accrued compensation	$ 6,179	$ 6,280
Direct container expense	3,479	7,718
Interest payable	3,864	2,907
Other	807	1,586
Total accrued expenses	$ 14,329	$ 18,491

Component of Income Tax Expense (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current
Bermuda
Foreign	7,569	6,223	3,187
Current Income Tax Expense (Benefit), Total	7,569	6,223	3,187
Deferred
Bermuda
Foreign	(2,076)	(1,742)	1,306
Deferred Income Tax Expense (Benefit), Total	(2,076)	(1,742)	1,306
Income tax expense	$ 5,493	$ 4,481	$ 4,493

Components of Income Before Income Taxes and Noncontrolling Interest (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Line Items]
Income before income taxes and non controlling interest	$ 210,556	$ 208,499	$ 138,257
Foreign sources
Income Taxes [Line Items]
Income before income taxes and non controlling interest	$ 210,556	$ 208,499	$ 138,257

Reconciliation of Differences between Bermuda Statutory Income Tax Rate and Effective Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Line Items]
Bermuda tax rate	0.00%	0.00%	0.00%
Foreign tax rate	0.54%	0.44%	1.63%
Tax uncertainties	2.07%	1.71%	1.62%
Total income tax rate differential	2.61%	2.15%	3.25%

Significant Portions of Current and Non-current Deferred Tax Assets and Deferred Tax Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current deferred tax assets
Other	$ 2,332	$ 2,443
Current deferred tax assets	2,332	2,443
Non-current deferred tax assets
Net operating loss carryforwards	11,605	7,352
Other	2,957	2,109
Non-current deferred tax assets	14,562	9,461
Non-current deferred tax liabilties
Containers, net	19,067	15,853
Other	744	1,046
Non-current deferred tax liabilties	19,811	16,899
Net deferred tax liability	$ 2,917	$ 4,995

Income Taxes - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Line Items]
Net operating loss carry-forwards	$ 34,009
Cumulative earnings undistributed	1,919
Taxes payable current and noncurrent	576
Decreases related to prior year tax positions		2,215	2,259
Unrecognized tax benefits	26,084	21,440	19,549
Unrecognized tax benefits, if recognized, would reduce annual effective tax rate	25,250
Estimated decrease in unrecognized tax benefits due to expiration of certain statutes of limitations in the next twelve months	2,951
Unrecognized tax benefits reductions impact on effective tax rate	2,854
Income tax examination interest (benefit) expense	90	188
Income tax examination penalties expense	90	188
Income tax examination accrued interest	928	838
Income tax examination accrued penalties	$ 928	$ 838
Minimum
Income Taxes [Line Items]
Net operating loss carry-forward expiration date	December 31, 2012
Maximum
Income Taxes [Line Items]
Net operating loss carry-forward expiration date	December 31, 2032

Reconciliation of Beginning and Ending Unrecognized Tax Benefit Amount (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Contingency [Line Items]
Beginning Balance	$ 21,440	$ 19,549
Increases related to prior year tax positions	348	243
Decreases related to prior year tax positions		(2,215)	(2,259)
Increases related to current year tax positions	7,978	7,689
Settlements
Lapse of statute of limitations	(3,682)	(3,826)
Ending Balance	$ 26,084	$ 21,440	$ 19,549

Debt Obligation (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Revolving Credit Facilities, Bonds Payable and Secured Debt Facility
Long term debt	$ 2,261,702	$ 1,509,191
Amount due within one year	131,500	132,535
Amounts due beyond one year	2,130,202	1,376,656
TL Revolving Credit Facility
Revolving Credit Facilities, Bonds Payable and Secured Debt Facility
Long term debt	352,500	125,000
TW Revolving Credit Facility
Revolving Credit Facilities, Bonds Payable and Secured Debt Facility
Long term debt	88,940	8,047
TAP Funding Revolving Credit Facility
Revolving Credit Facilities, Bonds Payable and Secured Debt Facility
Long term debt	108,471
2005-1 Bonds
Revolving Credit Facilities, Bonds Payable and Secured Debt Facility
Long term debt	124,458	175,726
2011-1 Bonds
Revolving Credit Facilities, Bonds Payable and Secured Debt Facility
Long term debt	340,000	380,000
Bonds Twenty Twelve Dash One
Revolving Credit Facilities, Bonds Payable and Secured Debt Facility
Long term debt	373,333
TMCL Secured Debt Facility
Revolving Credit Facilities, Bonds Payable and Secured Debt Facility
Long term debt		820,418
TMCL II Secured Debt Facility
Revolving Credit Facilities, Bonds Payable and Secured Debt Facility
Long term debt	$ 874,000

Debt Obligation (Parenthetical) (Detail)	Dec. 31, 2012 TL Revolving Credit Facility	Dec. 31, 2011 TL Revolving Credit Facility	Dec. 31, 2012 TW Revolving Credit Facility	Dec. 31, 2011 TW Revolving Credit Facility	Dec. 31, 2012 TAP Funding Revolving Credit Facility	Dec. 31, 2012 2005-1 Bonds	Dec. 31, 2011 2005-1 Bonds	Dec. 31, 2012 2011-1 Bonds	Dec. 31, 2011 2011-1 Bonds	Jun. 30, 2011 2011-1 Bonds	Dec. 31, 2012 Bonds Twenty Twelve Dash One	Apr. 30, 2012 Bonds Twenty Twelve Dash One	Dec. 31, 2011 Bonds Twenty Twelve Dash One	Dec. 31, 2011 TMCL Secured Debt Facility	Dec. 31, 2012 TMCL II Secured Debt Facility
Debt Instrument [Line Items]
Weighted average variable interest rate	1.76%	1.53%	2.97%	3.02%	3.96%	0.74%	0.81%							3.03%	2.84%
Fixed interest rate								4.70%	4.70%	4.70%	4.21%	4.21%	4.21%

Revolving Credit Facilities, Bonds Payable and Secured Debt Facilities, and Derivative Instruments - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended				1 Months Ended				1 Months Ended									12 Months Ended		12 Months Ended										12 Months Ended				12 Months Ended						12 Months Ended				1 Months Ended					1 Months Ended					12 Months Ended				12 Months Ended
	May 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Feb. 03, 2012 Credit Facility	Feb. 03, 2012 Credit Facility First Five Years	Feb. 03, 2012 Credit Facility First Five Years Minimum	Feb. 03, 2012 Credit Facility First Five Years Maximum	Feb. 03, 2012 Credit Facility After Five Years	May 31, 2012 Revolving Credit Facility	Dec. 31, 2012 Interest Rate Swap	Dec. 31, 2011 Interest Rate Swap	Dec. 31, 2012 Interest Rate Swap Minimum	Dec. 31, 2012 Interest Rate Swap Maximum	Dec. 31, 2012 Interest Rate Cap Minimum	Dec. 31, 2012 Interest Rate Cap Maximum	Dec. 31, 2012 Interest Rate Cap Non-Amortizing	Dec. 31, 2012 TL Revolving Credit Facility	Dec. 31, 2011 TL Revolving Credit Facility	Dec. 31, 2012 TL Revolving Credit Facility Minimum	Dec. 31, 2012 TL Revolving Credit Facility Maximum	Dec. 31, 2012 TL Revolving Credit Facility TL	Sep. 24, 2012 TL Revolving Credit Facility TL	Dec. 31, 2011 TL Revolving Credit Facility TL	Dec. 31, 2012 TL Revolving Credit Facility TL Minimum	Dec. 31, 2012 TL Revolving Credit Facility TL Maximum	Sep. 24, 2012 TL Revolving Credit Facility Credit Facility TL	Dec. 31, 2012 TW Revolving Credit Facility	Dec. 31, 2011 TW Revolving Credit Facility	Dec. 31, 2012 TW Revolving Credit Facility TW	Oct. 01, 2012 TW Revolving Credit Facility TW	Dec. 31, 2011 TW Revolving Credit Facility TW	Aug. 05, 2011 TW Revolving Credit Facility TW	Dec. 31, 2012 TAP Funding Revolving Credit Facility	May 31, 2012 TAP Funding Revolving Credit Facility	Dec. 31, 2012 TAP Funding Revolving Credit Facility TW	Dec. 31, 2012 TAP Funding Revolving Credit Facility TW Tap Funding Limited	Dec. 31, 2012 2005-1 Bonds	Dec. 31, 2011 2005-1 Bonds	Dec. 31, 2005 2005-1 Bonds TMCL	Dec. 31, 2005 2005-1 Bonds TMCL Minimum	Dec. 31, 2005 2005-1 Bonds TMCL Maximum	Dec. 31, 2005 2005-1 Bonds One Month LIBOR TMCL	Jun. 30, 2011 2011-1 Bonds	Dec. 31, 2012 2011-1 Bonds	Dec. 31, 2011 2011-1 Bonds	Jun. 30, 2011 2011-1 Bonds Minimum	Jun. 30, 2011 2011-1 Bonds Maximum	Apr. 30, 2012 Bonds Twenty Twelve Dash One	Dec. 31, 2012 Bonds Twenty Twelve Dash One	Dec. 31, 2011 Bonds Twenty Twelve Dash One	Apr. 30, 2012 Bonds Twenty Twelve Dash One Minimum	Apr. 30, 2012 Bonds Twenty Twelve Dash One Maximum	Dec. 31, 2011 TMCL Secured Debt Facility	Dec. 31, 2011 TMCL Secured Debt Facility Minimum	Dec. 31, 2011 TMCL Secured Debt Facility Maximum	Dec. 31, 2012 TMCL Secured Debt Facility TMCL	Dec. 31, 2011 TMCL Secured Debt Facility If total borrowings equals 50% or more of the total commitment	Dec. 31, 2011 TMCL Secured Debt Facility If total borrowings less than 50% of the total commitment	Dec. 31, 2012 TMCL II Secured Debt Facility	Dec. 31, 2012 TMCL II Secured Debt Facility TMCL	Jan. 31, 2013 Subsequent Event Interest Rate Swap Contract One Issuance of Debt	Jan. 31, 2013 Subsequent Event Interest Rate Swap Contract One Non-Amortizing Issuance of Debt	Feb. 28, 2013 Subsequent Event Interest Rate Swap Contract Two Issuance of Debt	Feb. 13, 2013 Subsequent Event Interest Rate Swap Contract Two Issuance of Debt	Feb. 28, 2013 Subsequent Event Interest Rate Swap Contract Two Non-Amortizing Issuance of Debt	Feb. 13, 2013 Subsequent Event Interest Rate Swap Contract Two Non-Amortizing Issuance of Debt	Mar. 15, 2013 Subsequent Event Interest Rate Swap Contract Three Issuance of Debt	Mar. 15, 2013 Subsequent Event Interest Rate Swap Contract Three one-month LIBOR Issuance of Debt	Mar. 15, 2013 Subsequent Event Interest Rate Swap Contract Three Non-Amortizing Issuance of Debt	Mar. 15, 2013 Subsequent Event Interest Rate Cap Issuance of Debt	Mar. 15, 2013 Subsequent Event Interest Rate Cap Non-Amortizing Issuance of Debt	Feb. 28, 2013 Subsequent Event TAP Funding Revolving Credit Facility Interest Rate Swap Contract Two Issuance of Debt	Mar. 15, 2013 Subsequent Event TAP Funding Revolving Credit Facility Interest Rate Cap one-month LIBOR Issuance of Debt
Debt Instrument [Line Items]
Aggregate maximum commitment amount	$ 1,200,000				$ 100,000																		$ 600,000	$ 205,000			$ 50,000				$ 250,000		$ 425,000		$ 120,000																			$ 850,000
Interest payment terms																						The TL Credit Facility provides for payments of interest only during its term beginning on its inception date through September 24, 2017 when all borrowings are due in full.
LIBOR plus interest rate	3.63%						5.50%	6.50%	11.50%	2.63%															1.00%	2.00%							2.75%		3.75%								0.25%											2.75%
Long term debt		2,261,702	1,509,191															352,500	125,000			352,500		125,000				88,940	8,047	88,940		8,047		108,471				124,458	175,726						340,000	380,000				373,333				820,418						874,000
Additional amount available for borrowing		3,353																152,224										0	0
Credit facility financial covenants																		The Company was in compliance with all such covenants at December 31, 2012.
Commitment fee on unused portion	0.75%																			0.30%	0.40%									0.50%				0.63%																								0.75%	1.00%
Agent's fee on the aggregate commitment						0.25%			0.63%																					0.03%
Assets		3,476,080	2,310,204	1,747,207																										105,397							174,127																				1,268,305				1,153,962
Additional amount available for borrowing																																				3,310
Bonds issued																																								580,000				400,000					400,000
Scheduled payment term																																									10 years	15 years					10 years	15 years				10 years	15 years		10 years	15 years
Principal amortization per year																																								51,500				40,000					40,000
Cost of insurance coverage for ultimate payment																																								0.28%
Target final payment date																																								May 15, 2015				Jun 15, 2021					Apr 15, 2022
Legal final payment date																																								May 15, 2020				Jun 15, 2026					Apr 15, 2027
Fixed interest rate for the outstanding principal																																												4.70%	4.70%	4.70%			4.21%	4.21%	4.21%
Debt conversion date																																																						Jun 29, 2012
Commitment Fee					500
Fixed interest rate													0.48%	3.96%	3.21%	5.63%																																														0.67%			0.46%				3.20%				1.24%	3.02%
Notional amount		1,060,837															482,180																																														7,341			6,452	40,000			20,000		230,000
Derivative term														through November 2020		through November 2015																																														March 27, 2013 through April 15, 2018.		April 16, 2013 through May 15, 2021	February 15, 2013 through February 15, 2016			March 15, 2013 through June 15, 2013			March 15, 2013 through April 15, 2013
Fair value liability of interest rate swap											$ 10,819	$ 16,110

Future Scheduled Repayments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
TL Revolving Credit Facility
Debt Instrument [Line Items]
2017 and thereafter	$ 352,500
Long Term Debt, Carrying Amount, Total	352,500
TW Revolving Credit Facility
Debt Instrument [Line Items]
2017 and thereafter	88,940
Long Term Debt, Carrying Amount, Total	88,940
TAP Funding Revolving Credit Facility
Debt Instrument [Line Items]
2015	108,471
Long Term Debt, Carrying Amount, Total	108,471
2005-1 Bonds
Debt Instrument [Line Items]
2013	51,500
2014	51,500
2015	21,458
Long Term Debt, Carrying Amount, Total	124,458
2011-1 Bonds
Debt Instrument [Line Items]
2013	40,000
2014	40,000
2015	40,000
2016	40,000
2017 and thereafter	180,000
Long Term Debt, Carrying Amount, Total	340,000
Bonds Twenty Twelve Dash One
Debt Instrument [Line Items]
2013	40,000
2014	40,000
2015	40,000
2016	40,000
2017 and thereafter	213,333
Long Term Debt, Carrying Amount, Total	373,333
TMCL II Secured Debt Facility
Debt Instrument [Line Items]
2014	50,983
2015	87,400
2016	87,400
2017 and thereafter	648,217
Long Term Debt, Carrying Amount, Total	$ 874,000

Summary of Derivative Instruments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Derivative [Line Items]
Notional amounts	$ 1,060,837
Interest Rate Cap | Non-Amortizing
Derivative [Line Items]
Notional amounts	482,180
Interest Rate Swap | Amortizing
Derivative [Line Items]
Notional amounts	$ 578,657

Summary of Derivative Instruments (Parenthetical) (Detail)	Dec. 31, 2012
Minimum | Interest Rate Cap
Derivative [Line Items]
Fixed interest rate on derivative contracts	3.21%
Minimum | Interest Rate Swap
Derivative [Line Items]
Fixed interest rate on derivative contracts	0.48%
Maximum | Interest Rate Cap
Derivative [Line Items]
Fixed interest rate on derivative contracts	5.63%
Derivative term	through November 2015
Maximum | Interest Rate Swap
Derivative [Line Items]
Fixed interest rate on derivative contracts	3.96%
Derivative term	through November 2020

Segment Information - Additional Information (Detail)	12 Months Ended
Dec. 31, 2012 Segment
Segment Reporting Information [Line Items]
Number of reportable segments	3

Segment Information Reconciled to Income Before Income Tax and Noncontrolling Interest (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Lease rental income	$ 383,989	$ 327,627	$ 235,827
Management fees	26,169	29,324	29,137
Trading container sales proceeds	42,099	34,214	11,291
Gains on sale of containers, net	34,837	31,631	27,624
Total revenue	487,094	422,796	303,879
Depreciation expense	104,844	83,177	58,972
Interest expense	72,886	44,891	18,151
Unrealized gains on interest rate swaps and caps, net	5,527	(3,849)	(4,021)
Segment income before income tax and noncontrolling interest	210,556	208,499	138,257
Total assets	3,476,080	2,310,204	1,747,207
Purchases of long-lived assets	1,149,687	750,473	505,251
External Customers
Segment Reporting Information [Line Items]
Management fees	26,169	29,324	29,137
Container Ownership
Segment Reporting Information [Line Items]
Lease rental income	383,127	326,519	234,577
Gains on sale of containers, net	34,829	31,598	27,617
Total revenue	417,956	358,117	262,194
Depreciation expense	108,519	85,643	60,398
Interest expense	72,886	44,891	18,151
Unrealized gains on interest rate swaps and caps, net	5,527	(3,849)	(4,021)
Segment income before income tax and noncontrolling interest	175,291	177,694	119,772
Total assets	3,408,194	2,243,977	1,660,626
Purchases of long-lived assets	1,148,990	749,766	504,650
Container Management
Segment Reporting Information [Line Items]
Lease rental income	862	1,108	1,250
Gains on sale of containers, net	8	33	7
Total revenue	70,160	70,495	49,285
Depreciation expense	793	791	779
Segment income before income tax and noncontrolling interest	36,956	36,772	15,901
Total assets	130,786	99,287	114,060
Purchases of long-lived assets	697	707	601
Container Management | External Customers
Segment Reporting Information [Line Items]
Management fees	21,764	24,603	23,678
Container Management | Inter-segment
Segment Reporting Information [Line Items]
Management fees	47,526	44,751	24,350
Container Resale
Segment Reporting Information [Line Items]
Trading container sales proceeds	42,099	34,214	11,291
Total revenue	53,804	44,534	21,377
Segment income before income tax and noncontrolling interest	12,787	10,759	7,995
Total assets	9,088	17,590	996
Container Resale | External Customers
Segment Reporting Information [Line Items]
Management fees	4,405	4,721	5,459
Container Resale | Inter-segment
Segment Reporting Information [Line Items]
Management fees	7,300	5,599	4,627
Other
Segment Reporting Information [Line Items]
Segment income before income tax and noncontrolling interest	(3,890)	(3,314)	(2,815)
Total assets	4,977	3,413	3,290
Eliminations
Segment Reporting Information [Line Items]
Total revenue	(54,826)	(50,350)	(28,977)
Depreciation expense	(4,468)	(3,257)	(2,205)
Segment income before income tax and noncontrolling interest	(10,588)	(13,412)	(2,596)
Total assets	(76,965)	(54,063)	(31,765)
Eliminations | Inter-segment
Segment Reporting Information [Line Items]
Management fees	$ (54,826)	$ (50,350)	$ (28,977)

Commitments and Contingencies - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Commitments and Contingencies Disclosure [Line Items]
Rent expense	$ 1,479	$ 1,600	$ 1,594
Restricted cash	54,945	45,858
Containers orders placed	$ 22,756

Minimum Lease Payment Under Noncancelable Operating Leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Operating Leased Assets [Line Items]
2013	$ 1,558
2014	1,573
2015	1,525
2016	1,366
2017 and thereafter	285
Total	$ 6,307

Share Option and Restricted Share Unit Plans - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Feb. 23, 2010	Sep. 04, 2007
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share awards approved for grant					3,808,371
Increased number of shares available for future issuance				1,468,500
Share awards available for grant	1,078,548
Options vest increments per year	25.00%
Unexercised options expiration term	10 years
Weighted Average Grant Date Fair Value Of Share Options Granted	$ 9.42	$ 11.6	$ 9.82
Total Compensation cost related to non-vested share option and restricted stock unit not yet recognized	$ 14,953
Total compensation cost related to non-vested shares and restricted stock to be recognized over weighted average period	2 years 7 months 6 days
Closing common share price	$ 31.46
Aggregate intrinsic value of all options exercisable and outstanding	4,812
Aggregate intrinsic value of all options exercised	$ 5,504
Weighted average contractual life of share options exercisable	5 years 6 months
Weighted average contractual life of share options outstanding	7 years 6 months
Granted in 2007, 2008 and 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee's restricted stock units vest increment for the first year	15.00%
Employee's restricted stock units vest increment for the second year	15.00%
Employee's restricted stock units vest increment for the third year	20.00%
Employee's restricted stock units vest increment for the fourth year	25.00%
Employee's restricted stock units vest increment for the fifth year	25.00%
Granted in 2010, 2011 and 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee's restricted stock units vest increment per year	25.00%

Summary of Activity in Two Thousand Seven Plan (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share options (common share equivalents)
Beginning Balance	1,069,045	1,258,082	1,502,916
Options granted during the period	201,658	173,350	151,687
Options exercised during the period	(302,100)	(358,884)	(364,046)
Options forfeited during the period	(2,675)	(3,503)	(32,475)
Ending Balance	965,928	1,069,045	1,258,082
Options exercisable at period end	317,340
Options vested and expected to vest at period end	957,084
Weighted average exercise price
Beginning Balance	$ 18.86	$ 16.51	$ 15.01
Options granted during the period	$ 28.21	$ 28.54	$ 28.26
Options exercised during the period	$ 15.45	$ 15.29	$ 15.41
Options forfeited during the period	$ 22.63	$ 18.48	$ 14.49
Ending Balance	$ 21.87	$ 18.86	$ 16.51
Options exercisable at period end	$ 16.3
Options vested and expected to vest at period end	$ 21.82
Restricted Share Units
Restricted share units
Beginning Balance	1,178,612	1,265,896	1,346,506
Share units granted during the period	213,295	191,449	152,687
Share units vested during the period	(376,056)	(274,172)	(193,241)
Share units forfeited during the period	(4,445)	(4,561)	(40,056)
Ending Balance	1,011,406	1,178,612	1,265,896
Share units outstanding and expected to vest at period end	1,000,827
Weighted average grant date fair value
Beginning Balance	$ 15.95	$ 13.9	$ 12.28
Share units granted during the period	$ 28.29	$ 25.45	$ 25.62
Share units vested during the period	$ 14.37	$ 13.23	$ 12.2
Share units forfeited during the period	$ 17.58	$ 14.73	$ 12.04
Ending Balance	$ 19.13	$ 15.95	$ 13.9
Share units outstanding and expected to vest at period end	$ 19.33

Summarized Information about Share Options Exercisable and Outstanding (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Share options exercisable, number of shares	317,340
Share options exercisable, weighted average exercise price	$ 16.3
Share options outstanding, number of shares	965,928
Share options outstanding, weighted average exercise price	$ 21.87
$7.10
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of per share exercise price	$ 7.1
Share options exercisable, number of shares	47,320
Share options exercisable, weighted average exercise price	$ 7.1
Share options outstanding, number of shares	106,090
Share options outstanding, weighted average exercise price	$ 7.1
$16.50
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of per share exercise price	$ 16.5
Share options exercisable, number of shares	201,104
Share options exercisable, weighted average exercise price	$ 16.5
Share options outstanding, number of shares	201,104
Share options outstanding, weighted average exercise price	$ 16.5
$16.97
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of per share exercise price	$ 16.97
Share options exercisable, number of shares	38,106
Share options exercisable, weighted average exercise price	$ 16.97
Share options outstanding, number of shares	141,938
Share options outstanding, weighted average exercise price	$ 16.97
$28.05
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of per share exercise price	$ 28.05
Share options outstanding, number of shares	191,658
Share options outstanding, weighted average exercise price	$ 28.05
$28.26
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of per share exercise price	$ 28.26
Share options exercisable, number of shares	30,810
Share options exercisable, weighted average exercise price	$ 28.26
Share options outstanding, number of shares	143,582
Share options outstanding, weighted average exercise price	$ 28.26
$28.54
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of per share exercise price	$ 28.54
Share options outstanding, number of shares	171,556
Share options outstanding, weighted average exercise price	$ 28.54
$31.34
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of per share exercise price	$ 31.34
Share options outstanding, number of shares	10,000
Share options outstanding, weighted average exercise price	$ 31.34

Fair Value of Stock Option Granted Assumptions Used (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share based Compensation Arrangement Assumptions Used to Estimate Fair Values of Share Options Granted [Line Items]
Risk-free interest rates		1.10%	2.00%
Expected terms (in years)		5 years 8 months 12 days	6 years 3 months 18 days
Expected common share price volatilities		68.00%	50.10%
Expected dividends		4.90%	3.80%
Expected forfeitures	1.00%	5.00%	5.00%
Minimum
Share based Compensation Arrangement Assumptions Used to Estimate Fair Values of Share Options Granted [Line Items]
Risk-free interest rates	0.70%
Expected terms (in years)	5 years 2 months 12 days
Expected common share price volatilities	62.50%
Expected dividends	4.50%
Maximum
Share based Compensation Arrangement Assumptions Used to Estimate Fair Values of Share Options Granted [Line Items]
Risk-free interest rates	1.10%
Expected terms (in years)	5 years 8 months 12 days
Expected common share price volatilities	67.10%
Expected dividends	6.30%

Subsequent Events - Additional Information (Detail) (Dividend Declared, USD $)	1 Months Ended
Feb. 08, 2013
Dividend Declared
Dividends [Line Items]
Dividend declared date	Feb 8, 2013
Common stock dividend declared, per share	$ 0.45
Dividend payable date	Mar 5, 2013
Dividend record date	Feb 22, 2013

Condensed Statements of Comprehensive Income (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating expenses:
General and administrative expense	$ (23,015)	$ (23,495)	$ (21,670)
Long-term incentive compensation expense	(6,950)	(5,950)	(5,318)
Total operating expenses	(208,647)	(154,650)	(132,042)
Income from operations	278,447	268,146	171,837
Other income:
Interest income	146	32	27
Other income	44	(115)	(1,591)
Net other expense	(67,891)	(59,647)	(33,580)
Income tax expense	(5,493)	(4,481)	(4,493)
Net income	205,063	204,018	133,764
Less: Net loss (income) attributable to the noncontrolling interests	1,887	(14,412)	(13,733)
Net income attributable to Textainer Group Holdings Limited common shareholders	206,950	189,606	120,031
Net income attributable to Textainer Group Holdings Limited common shareholders per share:
Basic	$ 4.04	$ 3.88	$ 2.5
Diluted	$ 3.96	$ 3.8	$ 2.43
Weighted average shares outstanding (in thousands):
Basic	51,277	48,859	48,108
Diluted	52,231	49,839	49,307
Comprehensive income:
Foreign currency translation adjustments	142	24	59
Comprehensive loss (income) attributable to the noncontrolling interest	1,887	(14,412)	(13,733)
Comprehensive income attributable to Textainer Group Holdings Limited common shareholders	207,092	189,630	120,090
Parent Company
Operating expenses:
General and administrative expense	2,555	2,676	2,818
Long-term incentive compensation expense	1,340	638
Total operating expenses	3,895	3,314	2,818
Income from operations	(3,895)	(3,314)	(2,818)
Other income:
Equity in net income of subsidiaries	209,036	207,332	136,579
Interest income	5
Other income			3
Net other expense	209,041	207,332	136,582
Income before income tax	205,146	204,018	133,764
Income tax expense	(83)
Net income	205,063	204,018	133,764
Less: Net loss (income) attributable to the noncontrolling interests	1,887	(14,412)	(13,733)
Net income attributable to Textainer Group Holdings Limited common shareholders	206,950	189,606	120,031
Net income attributable to Textainer Group Holdings Limited common shareholders per share:
Basic	$ 4.04	$ 3.88	$ 2.5
Diluted	$ 3.96	$ 3.8	$ 2.43
Weighted average shares outstanding (in thousands):
Basic	51,277	48,859	48,108
Diluted	52,231	49,839	49,307
Comprehensive income:
Foreign currency translation adjustments	142	24	59
Comprehensive loss (income) attributable to the noncontrolling interest	1,887	(14,412)	(13,733)
Comprehensive income attributable to Textainer Group Holdings Limited common shareholders	$ 207,092	$ 189,630	$ 120,090

Condensed Balance Sheets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Cash and cash equivalents	$ 100,127	$ 74,816	$ 57,081	$ 56,819
Prepaid expenses	14,006	10,243
Due from affiliates, net	4,377
Total current assets	281,210	219,807
Total assets	3,476,080	2,310,204	1,747,207
Current liabilities:
Accrued expenses	14,329	18,491
Total current liabilities	252,887	201,209
Shareholders' equity:
Common shares	558	490
Additional paid-in capital	354,448	154,460
Accumulated other comprehensive income (loss)	114	(28)
Retained earnings	652,383	528,906
Total shareholders' equity	1,007,503	683,828
Total liabilities and equity	3,476,080	2,310,204
Parent Company
Current assets:
Cash and cash equivalents	4,055	2,587	2,133	1,807
Prepaid expenses	252	230
Due from affiliates, net	851	215
Other assets		50
Total current assets	5,158	3,082
Investments in subsidiaries	1,002,734	681,589
Total assets	1,007,892	684,671
Current liabilities:
Accrued expenses	389	843
Total current liabilities	389	843
Shareholders' equity:
Common shares	558	490
Additional paid-in capital	354,448	154,460
Accumulated other comprehensive income (loss)	114	(28)
Retained earnings	652,383	528,906
Total shareholders' equity	1,007,503	683,828
Total liabilities and equity	$ 1,007,892	$ 684,671

Condensed Statements of Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income attributable to Textainer Group Holdings Limited common shareholders	$ 205,063	$ 204,018	$ 133,764
Adjustments to reconcile net income to net cash provided by operating activities:
Share-based compensation	7,968	6,177	5,457
Decrease (increase) in:
Accounts receivable, net	(4,226)	(25,924)	(8,828)
Other assets	2,219	4,736	(1,561)
Increase (decrease) in:
Accrued expenses	(4,850)	6,503	2,868
Total adjustments	61,464	9,327	30,119
Net cash provided by operating activities	266,527	213,345	163,883
Cash flows from investing activities:
Net cash used in investing activities	(974,287)	(725,124)	(302,964)
Cash flows from financing activities:
Issuance of common shares in public offering, net of offering costs	184,839
Dividends paid	(83,473)	(62,549)	(47,631)
Net cash provided by (used in) financing activities	732,929	529,490	139,284
Effect of exchange rate changes	142	24	59
Net increase in cash and cash equivalents	25,311	17,735	262
Cash and cash equivalents, beginning of the year	74,816	57,081	56,819
Cash and cash equivalents, end of the year	100,127	74,816	57,081
Parent Company
Cash flows from operating activities:
Net income attributable to Textainer Group Holdings Limited common shareholders	205,063	204,018	133,764
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in income of subsidiaries	(209,036)	(207,332)	(136,579)
Dividends received from subsidiaries	76,500	53,500	40,500
Share-based compensation	7,968	6,177	5,457
Decrease (increase) in:
Accounts receivable, net	50	115	(165)
Prepaid expenses	(22)	36	32
Other assets			4
Increase (decrease) in:
Accrued expenses	(454)	64	483
Total adjustments	(124,994)	(147,440)	(90,268)
Net cash provided by operating activities	80,069	56,578	43,496
Cash flows from investing activities:
Increase in investments in subsidiaries, net	(184,142)	(177)	(679)
Net cash used in investing activities	(184,142)	(177)	(679)
Cash flows from financing activities:
Issuance of common shares upon exercise of share options	4,669	6,065	5,033
Dividends paid	(83,473)	(62,549)	(47,631)
Due (from) to affiliates, net	(636)	513	48
Net cash provided by (used in) financing activities	105,399	(55,971)	(42,550)
Effect of exchange rate changes	142	24	59
Net increase in cash and cash equivalents	1,468	454	326
Cash and cash equivalents, beginning of the year	2,587	2,133	1,807
Cash and cash equivalents, end of the year	$ 4,055	$ 2,587	$ 2,133

Valuation Accounts (Detail) (Accounts receivable, allowance for doubtful accounts, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts receivable, allowance for doubtful accounts
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	$ 7,840	$ 8,653	$ 8,347
Additions Charged to Expense	1,525	3,007	145
Deductions Credited and Write-Offs	(1,340)	(3,820)	161
Balance at End of Period	$ 8,025	$ 7,840	$ 8,653